                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number:          811-02033

Exact name of registrant as specified
in charter:                                  The Reserve Fund

Address of principal executive offices:      1250 Broadway
                                             New York, NY 10001-3701

Name and address of agent for service:       Amy W. Bizar
                                             1250 Broadway
                                             New York, NY 10001-3701

Registrant's telephone number, including
area code:                                   212-401-5500

Date of fiscal year end:                     May 31

Date of reporting period:                    November 30, 2004

ITEM 1.  SEMI-ANNUAL REPORT TO SHAREHOLDERS

[THE RESERVE FUNDS(R) LOGO]

FOUNDERS OF
"THE WORLD'S FIRST MONEY-MARKET FUND"(R)
EST. 1970

SEMI-ANNUAL REPORT

THE RESERVE FUND

PRIMARY FUND

U.S. GOVERNMENT FUND

U.S. TREASURY FUND

NOVEMBER 30, 2004

                        THE RESERVE FUND -- PRIMARY FUND

            STATEMENT OF NET ASSETS -- NOVEMBER 30, 2004 (UNAUDITED)

   PRINCIPAL                                                                                         VALUE
    AMOUNT                                                                                         (NOTE 1)
   --------                                                                                        --------
                  NEGOTIABLE BANK CERTIFICATES OF DEPOSIT -- 67.0%

                  DOMESTIC -- 9.4%

$   300,000,000   Chase Manhattan Bank U.S.A., 2.04%, 5/11/05*                                  $    299,999,028
    150,000,000   Keybank NA, 2.10%, 12/27/04                                                        150,000,000
    100,000,000   National Bank of Commerce, 2.115%, 1/20/05*                                         99,998,620
    200,000,000   Washington Mutual Bank FA, 2.05%, 12/14/04                                         200,000,000
    300,000,000   Washington Mutual Bank FA, 2.22%, 02/02/05                                         300,000,000
    300,000,000   Washington Mutual Bank FA, 2.16%, 04/25/05                                         300,000,000
    200,000,000   Wells Fargo Bank, 1.90%, 12/14/04                                                  200,000,000
     50,000,000   Wilmington Trust Co., 2.24%, 2/07/05                                                50,000,000
                                                                                                ----------------
                                                                                                   1,599,997,648
                                                                                                ----------------
                  YANKEES -- 57.6%

    400,000,000   Abbey National PLC, 1.7728%, 9/12/05                                               399,890,508
    200,000,000   Barclays Bank PLC, 2.05%, 12/23/04*                                                199,996,369
    400,000,000   Barclays Bank PLC, 1.925%, 4/04/05*                                                399,965,770
    400,000,000   Bayerische Landesbank Girozentrale,
                  2.03%, 12/15/04*                                                                   399,995,364
    250,000,000   BNP Paribas 1.715%, 12/02/04                                                       250,000,000
    340,000,000   Calyon, 2.035%, 3/17/05*                                                           339,976,249
     70,000,000   Calyon, 2.045%, 4/21/05*                                                            69,994,592
     50,000,000   Calyon, 1.7825%, 9/12/05*                                                           49,984,263
    200,000,000   Canadian Imperial Bank of Commerce,
                  2.035%, 12/15/04*                                                                  199,998,069
    200,000,000   Canadian Imperial Bank of Commerce,
                  2.15%, 12/16/05                                                                    200,000,000
    700,000,000   Credit Suisse First Boston, 2.06%, 12/16/04                                        700,000,000
    100,000,000   Credit Suisse First Boston, 2.1075%, 11/18/05                                      100,000,000
    200,000,000   Deutsche Bank AG, 1.33%, 3/15/05                                                   200,000,000
    200,000,000   Deutsche Bank AG, 1.31%, 4/25/05                                                   200,000,000
    100,000,000   Deutsche Bank AG, 1.355%, 4/29/05                                                  100,000,000
    100,000,000   Dexia Bank, 2.06%, 12/21/04                                                        100,000,000
    100,000,000   Forenings Sparbanken, 1.9693%, 3/4/05*                                              99,993,601
    200,000,000   Fortis Bank, 1.72%, 12/03/04                                                       200,000,000
    100,000,000   Fortis Bank, 2.06%, 12/22/04                                                       100,000,000
    100,000,000   HBOS PLC, 1.88%, 12/29/04                                                           99,980,212
    250,000,000   HBOS PLC, 2.1375%, 3/31/05*                                                        249,983,438
    200,000,000   Lloyds TSB Bank PLC, 1.74%, 12/06/04                                               200,000,000
    400,000,000   Natexis Banques Populaires, 2.0462%, 12/16/04*                                     399,995,034
    250,000,000   Norddeutsche Landesbank Girozentrale,
                  2.03%, 12/15/04*                                                                   249,997,103
    100,000,000   Nordea Bank, 1.9693%, 3/04/05*                                                      99,993,601
    250,000,000   Royal Bank of Canada PLC, 1.715%, 12/02/04                                         250,000,000
    500,000,000   Royal Bank of Scotland PLC, 2.01%, 3/14/05*                                        499,963,231
    200,000,000   Royal Bank of Scotland PLC, 2.295%, 8/26/05*                                       199,955,696

                       SEE NOTES TO FINANCIAL STATEMENTS.

   PRINCIPAL                                                                                         VALUE
    AMOUNT                                                                                         (NOTE 1)
   --------                                                                                        --------
                  NEGOTIABLE BANK CERTIFICATES OF DEPOSIT -- (CONTINUED)

                  YANKEES -- (CONTINUED)

$   225,000,000   Societe Generale, 1.9693%, 3/04/05*                                           $    224,988,272
    300,000,000   Societe Generale, 2.04%, 3/10/05*                                                  299,983,572
    200,000,000   Societe Generale, 2.0375%, 3/17/05*                                                199,986,820
    100,000,000   Standard Chartered, 2.07%, 2/17/05*                                                 99,997,859
    100,000,000   Standard Chartered, 2.11%, 2/23/05*                                                 99,997,694
    200,000,000   Standard Chartered, 2.02%, 3/09/05*                                                199,989,217
    100,000,000   Svenska Handelsbanken, 2.04%, 12/15/04                                             100,000,000
    400,000,000   Svenska Handelsbanken, 2.0475%, 5/18/05*                                           399,972,097
    200,000,000   Toronto-Dominion Bank, 1.92%, 12/20/04                                             200,000,000
    400,000,000   Toronto-Dominion Bank, 2.265%, 2/18/05                                             400,000,000
    200,000,000   UBS AG, 2.06%, 12/20/04                                                            200,000,000
    400,000,000   UBS AG, 2.075%, 12/23/04                                                           400,000,000
    225,000,000   Westdeutsche Landesbank AG, 1.99%, 3/07/05*                                        224,990,847
    200,000,000   Westdeutsche Landesbank AG, 2.03%, 3/11/05*                                        199,991,744
                                                                                                ----------------
                                                                                                   9,809,561,222
                                                                                                ----------------
                  Total Negotiable Bank Certificates of Deposit
                  (Cost $11,409,558,870)                                                          11,409,558,870
                                                                                                ----------------
                  EURO TIME DEPOSIT -- 4.4%

    754,000,000   Bank of America NA, 1.9375%, 12/01/04
                  (Cost $754,000,000)                                                                754,000,000
                                                                                                ----------------
                  GOVERNMENT AGENCY NOTES -- 16.8%

    350,000,000   Federal Home Loan Bank, 1.45%, 3/11/05                                             350,000,000
    200,000,000   Federal Home Loan Bank, 1.79%, 3/15/05*                                            200,000,000
    165,000,000   Federal Home Loan Bank, 1.99%, 4/19/05*                                            164,984,972
    190,000,000   Federal Home Loan Bank, 1.30%, 4/25/05                                             190,000,000
    100,000,000   Federal Home Loan Bank, 1.35%, 4/29/05                                             100,000,000
    100,000,000   Federal Home Loan Bank, 1.36%, 5/03/05                                             100,000,000
    200,000,000   Federal Home Loan Bank, 2.005%, 10/03/05*                                          199,941,092
    200,000,000   Federal Home Loan Mortgage Corp., 2.30%, 9/26/05                                   200,000,000
    100,000,000   Federal Home Loan Mortgage Corp., 2.00%, 10/07/05                                  100,022,944
    300,000,000   Federal National Mortgage Association,
                  1.375%, 2/14/05                                                                    300,000,000
    100,000,000   Federal National Mortgage Association, 1.40%, 5/03/05                              100,000,000
    100,000,000   Federal National Mortgage Association, 1.55%, 5/04/05                              100,000,000
    175,000,000   Federal National Mortgage Association, 1.65%, 5/16/05                              175,000,000
    200,000,000   Federal National Mortgage Association, 1.81%, 5/27/05                              200,000,000
    150,000,000   Federal National Mortgage Association,
                  1.9412%, 9/08/05*                                                                  149,942,017

                       SEE NOTES TO FINANCIAL STATEMENTS.

   PRINCIPAL                                                                                         VALUE
    AMOUNT                                                                                         (NOTE 1)
   --------                                                                                        --------
                  GOVERNMENT AGENCY NOTES -- (CONTINUED)

$   223,300,000   Federal National Mortgage Association,
                  1.8756%, 10/03/05*                                                            $    223,200,004
                                                                                                ----------------

                  Total Government Agency Notes
                  (Cost $2,853,091,029)                                                            2,853,091,029
                                                                                                ----------------

                  REPURCHASE AGREEMENTS -- 11.6%

  1,081,000,000   Bear Stearns & Co., Inc., 2.07%, dated 11/30/04, due
                  12/01/04, repurchase proceeds at maturity
                  $1,081,062,158 (collateralized by FGRA 0%, due
                  12/15/13 to 11/15/34 valued at $152,298,560, FGSR
                  0% due 1/01/23 valued at $497,751, FNMA 0% to
                  7.074% due 10/25/40 to 5/25/42 valued at $22,719,078,
                  FNRA 0% due 12/25/06 to 11/25/34 valued at
                  $458,910,012, FNR 6.0% due 6/25/23 valued at
                  $2,475,240, FNST 0% due 9/01/10 to 10/1/33 valued at
                  $44,542,468, FXRA 0% due 3/18/32 valued at
                  $6,014,940, GNRM 2.30% to 2.70% due 5/16/23 to
                  3/16/34 valued at $191,127,619, GNRR 2.44% to
                  3.14% due 5/20/23 to 7/20/34 valued at $234,832,464,
                  SFNI 0% due 1/1/18 to 12/1/18 valued at $12,784)                                 1,081,000,000
    600,000,000   Deutsche Bank Securities Inc., 2.06%, dated 11/30/04,
                  due 12/01/04, repurchase proceeds at maturity
                  $600,034,333 (collateralized by FNRM 3.50% to 5.00%
                  due 2/25/13 to 12/25/32 valued at $35,096,317, FGRM
                  2.75% to 5.50% due 2/15/12 to 10/15/33 valued at
                  $489,870,373, GNAR 3.50% due 8/20/30 to 8/20/32
                  valued at $2,493,327, GNMI 6.50% due 4/15/32 valued
                  at $1,010,944, GNRM 3.648% to 6.00% due 9/16/17 to
                  9/20/32 valued at $89,529,039)                                                     600,000,000
    300,000,000   JP Morgan Chase & Co., 2.08%, dated 11/30/04, due
                  12/01/04, repurchase proceeds at maturity $300,017,333
                  (collateralized by FGRM 0% to 6.00% due 12/15/08 to
                  6/15/33 valued at $93,255,334, FNRM 0% due 1/25/17
                  to 3/25/31 valued at $46,538,338, GNRM 5.00% due
                  5/16/31 valued at $25,197,313, GNRP 5.00% due
                  5/17/31 valued at $48,060,220, GNRR 5.50% due
                  8/20/32 valued at $95,951,421)                                                     300,000,000
                                                                                                ----------------
                  Total Repurchase Agreements (Cost $1,981,000,000)                               1,981,000,000
                                                                                                ----------------

                  TOTAL INVESTMENTS (COST+ $16,997,649,899)                             99.8%     16,997,649,899
                  COMPREHENSIVE MANAGEMENT FEES PAYABLE                                  0.0            (171,604)
                  DISTRIBUTION (12b-1) FEES PAYABLE                                      0.0             (33,501)
                  OTHER ASSETS, LESS LIABILITIES                                         0.2          34,937,757
                                                                                       -----    ----------------
                  NET ASSETS                                                           100.0%   $ 17,032,382,551
                                                                                       =====    ================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                  NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
                  SHARE OF EACH CLASS BASED ON SHARES OF BENEFICIAL
                  INTEREST, $.001 PAR VALUE OUTSTANDING AND EQUIVALENT
                  TO THE NET ASSETS OF EACH CLASS:

                  6,014,721,434 SHARES CLASS R                                       $  1.00
                                                                                     =======

                  17,233,651 SHARES CLASS 95                                         $  1.00
                                                                                     =======

                  60,102,425 SHARES CLASS 75                                         $  1.00
                                                                                     =======

                  22,066,552 SHARES CLASS 70                                         $  1.00
                                                                                     =======

                  639,871,771 SHARES CLASS TREASURER'S TRUST                         $  1.00
                                                                                     =======

                  15,333,018 SHARES CLASS 45                                         $  1.00
                                                                                     =======

                  4,178,370 SHARES CLASS 35                                          $  1.00
                                                                                     =======

                  726,748,234 SHARES CLASS 25                                        $  1.00
                                                                                     =======

                  264,575,542 SHARES CLASS 20                                        $  1.00
                                                                                     =======

                  73,670,702 SHARES CLASS 15                                         $  1.00
                                                                                     =======

                  537,480,383 SHARES CLASS 12                                        $  1.00
                                                                                     =======

                  8,656,400,469 SHARES CLASS 8                                       $  1.00
                                                                                     =======

                       SEE NOTES TO FINANCIAL STATEMENTS.

                    THE RESERVE FUND -- U.S. GOVERNMENT FUND

            STATEMENT OF NET ASSETS -- NOVEMBER 30, 2004 (UNAUDITED)

   PRINCIPAL                                                                                         VALUE
    AMOUNT                                                                                          (NOTE 1)
   --------                                                                                         --------
                  GOVERNMENT AGENCY NOTES -- 66.8%

$    15,000,000   Federal Home Loan Bank, 1.45%, 3/11/05                                        $     15,000,000
     58,050,000   Federal Home Loan Bank, 1.795%, 3/15/05*                                            58,047,342
     50,000,000   Federal Home Loan Bank, 2.05%, 4/07/05*                                             50,000,000
     20,000,000   Federal Home Loan Bank, 1.30%, 4/13/05                                              20,000,000
     10,000,000   Federal Home Loan Bank, 1.35%, 4/15/05                                              10,000,000
     50,000,000   Federal Home Loan Bank, 1.99%, 4/19/05*                                             49,995,920
     10,000,000   Federal Home Loan Bank, 1.30%, 4/25/05                                              10,000,000
     10,000,000   Federal Home Loan Bank, 1.36%, 5/03/05                                              10,000,000
     15,595,000   Federal Home Loan Bank, 1.65%, 5/17/05                                              15,595,000
     50,000,000   Federal Home Loan Bank, 1.905%, 10/03/05*                                           49,978,962
     40,000,000   Federal Home Loan Mortgage Corp.,1.14%, 12/15/04                                    39,982,267
     30,000,000   Federal Home Loan Mortgage Corp., 1.14%, 12/17/04                                   29,984,800
     50,000,000   Federal Home Loan Mortgage Corp., 2.30%, 9/26/05                                    50,000,000
     50,000,000   Federal Home Loan Mortgage Corp.,
                  2.00%, 10/07/05*                                                                    50,014,752
     50,000,000   Federal National Mortgage Association,
                  2.00%, 12/20/04*                                                                    49,999,479
     50,000,000   Federal National Mortgage Association,
                  2.0193%, 1/28/05*                                                                   49,997,809
     25,000,000   Federal National Mortgage Association,
                  1.375%, 2/14/05                                                                     25,000,000
    300,000,000   Federal National Mortgage Association,
                  1.9412%, 9/08/05*                                                                  299,884,813
     25,000,000   Federal National Mortgage Association,
                  2.08%, 12/29/05*                                                                    24,987,703
                                                                                                ----------------
                  Total Government Agency Notes
                  (Cost $908,468,847)                                                                908,468,847
                                                                                                ----------------

                  REPURCHASE AGREEMENTS -- 33.0%

    217,000,000   Bear Stearns & Co., Inc., 2.07%, dated 11/30/04, due
                  12/01/04, repurchase proceeds at maturity $217,012,478
                  (collateralized by FGRM 5.00% due 8/15/30 valued at
                  $134,240,948, SBA 0% to 10.525% due 1/25/07 to
                  3/25/22 valued at $88,404,494)                                                     217,000,000
    154,000,000   Deutsche Bank Securities Inc., 2.06%, dated 11/30/04,
                  due 12/01/04, repurchase proceeds at maturity
                  $154,008,812 (collateralized by GNMAI 5.00% due
                  10/15/34 valued at $158,620,001)                                                   154,000,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

   PRINCIPAL                                                                                         VALUE
    AMOUNT                                                                                          (NOTE 1)
   --------                                                                                         --------
                  REPURCHASE AGREEMENTS -- (CONTINUED)

$    40,000,000   JP Morgan Chase & Co., 2.08%, dated 11/30/04, due
                  12/01/04, repurchase proceeds at maturity
                  $40,002,311 (collateralized by GNRR 2.44% due
                  2/20/31 to 7/20/34 valued at $41,201,420)                                     $     40,000,000
     38,000,000   State Street Bank & Trust Co., 1.99%, dated 11/30/04,
                  due 12/01/04, repurchase proceeds at maturity
                  $38,002,101 (collateralized by FHLMC 2.875% due
                  9/15/05 valued at $38,762,753)                                                      38,000,000
                                                                                                ----------------
                  Total Repurchase Agreements (Cost $449,000,000)                                    449,000,000
                                                                                                ----------------

                  TOTAL INVESTMENTS (COST+ $1,357,468,847)                              99.8%      1,357,468,847
                  COMPREHENSIVE MANAGEMENT FEES PAYABLE                                  0.0%            (26,386)
                  OTHER ASSETS, LESS LIABILITIES                                         0.2%          2,883,167
                                                                                       -----    ----------------
                  NET ASSETS                                                           100.0%   $  1,360,325,628
                                                                                       =====    ================
                  NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
                  SHARE OF EACH CLASS BASED ON SHARES OF BENEFICIAL
                  INTEREST, $.001 PAR VALUE OUTSTANDING AND EQUIVALENT
                  TO THE NET ASSETS OF EACH CLASS:

                  885,711,476 SHARES CLASS R                                                    $           1.00
                                                                                                ================

                  53,199,232 SHARES CLASS TREASURER'S TRUST                                     $           1.00
                                                                                                ================

                  130,594 SHARES CLASS 45                                                       $           1.00
                                                                                                ================

                  66,577,806 SHARES CLASS 25                                                    $           1.00
                                                                                                ================

                  102,258 SHARES CLASS 15                                                       $           1.00
                                                                                                ================

                  10,041,991 SHARES CLASS 12                                                    $           1.00
                                                                                                ================

                  344,562,271 SHARES CLASS 8                                                    $           1.00
                                                                                                ================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                     THE RESERVE FUND -- U.S. TREASURY FUND

            STATEMENT OF NET ASSETS -- NOVEMBER 30, 2004 (UNAUDITED)

   PRINCIPAL                                                                                         VALUE
    AMOUNT                                                                                          (NOTE 1)
   --------                                                                                         --------
                  U.S. TREASURY BILLS -- 85.7%

$    32,300,000   1.60%--1.80%, 12/02/04                                                        $     32,298,539
     40,900,000   1.83%--1.865%, 12/09/04                                                             40,883,063
     89,400,000   1.91%--1.93%, 12/16/04                                                              89,328,686
     45,000,000   1.96%, 12/23/04                                                                     44,946,100
     50,000,000   1.87%, 1/06/05                                                                      49,906,500
     32,000,000   1.72%, 2/03/05                                                                      31,902,151
     20,000,000   2.025%, 2/10/05                                                                     19,920,125
     35,000,000   2.075%, 2/17/05                                                                     34,842,646
     30,000,000   2.025%, 4/07/05                                                                     29,785,688
     25,000,000   2.24%, 5/12/05                                                                      24,748,000
                                                                                                ----------------

                  Total U.S. Treasury Bills (Cost $398,561,498)                                      398,561,498
                                                                                                ----------------
                  U.S. TREASURY NOTES -- 13.8%

     50,000,000   1.75%, 12/31/04                                                                     50,027,273
     14,500,000   1.25%, 5/31/05                                                                      14,436,418
                                                                                                ----------------
                  Total U.S. Treasury Notes (Cost $64,463,691)                                        64,463,691
                                                                                                ----------------

                  TOTAL INVESTMENTS (COST+ $463,025,189)                                99.5%        463,025,189
                  COMPREHENSIVE MANAGEMENT FEES PAYABLE                                  0.0              (8,740)
                  DISTRIBUTION (12b-1) FEES PAYABLE                                      0.0              (1,877)
                  OTHER ASSETS, LESS LIABILITIES                                         0.5           2,225,120
                                                                                       -----    ----------------
                  NET ASSETS                                                           100.0%   $    465,239,692
                                                                                       =====    ================

                  NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
                  SHARE OF EACH CLASS BASED ON SHARES OF BENEFICIAL
                  INTEREST, $.001 PAR VALUE OUTSTANDING AND EQUIVALENT
                  TO THE NET ASSETS OF EACH CLASS:

                  334,297,680 SHARES CLASS R                                                    $           1.00
                                                                                                ================

                  86,009,626 SHARES CLASS TREASURER'S TRUST                                     $           1.00
                                                                                                ================

                  8,196,240 SHARES CLASS 75                                                     $           1.00
                                                                                                ================

                  10,089 SHARES CLASS 45                                                        $           1.00
                                                                                                ================

                  10,112 SHARES CLASS 25                                                        $           1.00
                                                                                                ================

                  100 SHARES CLASS 12                                                           $           1.00
                                                                                                ================

                  36,715,845 SHARES CLASS 8                                                     $           1.00
                                                                                                ================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                    GLOSSARY

FGRA -- FHLMC Adjustable Rate REMIC
FGRM -- FHLMC Gold REMIC Mortgage-Backed Pass-Through Participation Certificates FGSR -- FHLMC Gold STRIP Pro-Rata Principal Only
FHLMC -- Federal Home Loan Mortgage Corp.
FMRA -- FHLMC REMIC
FNMA -- Federal National Mortgage Association
FNRA -- FNMA REMIC
FNRM -- FNMA REMIC Mortgage-Backed Pass-Through Securities
FNDN -- FHLMC Discount Note
FNST -- FNMA STRIPS
FXRA -- FNMA Series 2001-72
GNAR -- GNMA Adjustable Rate Mortgage-Backed Pass-Through Securities
GNMA -- Government National Mortgage Association
GNMAI -- GNMA I MBS Fixed Rate
GNMAII -- GNMA II MBS Fixed Rate
GNRM -- GNMA Pass-Through Floating Rate Securities
GNRP -- Federal Eligible GNMA REMIC
GNRR -- PPC Eligible GNMA REMIC
REMIC -- Real Estate Mortgage Investment Conduit
SBA  -- Small Business Administration
SFNI -- FNMA Stripped Mortgage-Backed Securities

----------
*   Variable rate instrument.
+ The cost of investments for federal income tax purposes is the same as the cost for financial reporting purposes.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                THE RESERVE FUND

                            STATEMENTS OF OPERATIONS

             FOR THE SIX MONTHS ENDED NOVEMBER 30, 2004 (UNAUDITED)

                                                                        U.S.              U.S.
                                                    PRIMARY          GOVERNMENT         TREASURY
                                                      FUND              FUND              FUND
                                                ---------------   ---------------   ---------------
INTEREST INCOME (Note 1)                        $   146,895,841   $    10,617,655   $     3,383,648
                                                ---------------   ---------------   ---------------
EXPENSES (Note 2)
  COMPREHENSIVE MANAGEMENT FEES:
    Class R                                          23,906,337         3,464,773         1,479,436
    Class 95                                             65,983                --                --
    Class 75                                            152,601                --             4,407
    Class 70                                             61,770                --                --
    Class Treasurer's Trust                           1,252,350           109,310           288,398
    Class 45                                             33,522                82                22
    Class 35                                             11,055                --                --
    Class 25                                            890,679            89,201                13
    Class 20                                            200,821                --                --
    Class 15                                            360,073                77                --
    Class 12                                            291,283             3,435                --
    Class 8                                           4,508,522           164,173            19,263
  DISTRIBUTION (12b-1) FEES:
    Class R                                           5,976,584           866,193           369,859
    Class 95                                             17,596                --                --
    Class 75                                             55,491                --             1,603
    Class 70                                             24,708                --                --
  INTEREST EXPENSE                                       97,269            10,285             2,736
  TRUSTEE FEES                                           33,477             2,084             1,149
                                                ---------------   ---------------   ---------------
      Total expenses before waiver                   37,940,121         4,709,613         2,166,886
      Less: expenses waived (Note 2)                         --              (103)          (43,780)
                                                ---------------   ---------------   ---------------
      Net Expenses                                   37,940,121         4,709,510         2,123,106
                                                ---------------   ---------------   ---------------
NET INVESTMENT INCOME, Representing
Net Increase in Net Assets from
Investment Operations                           $   108,955,720   $     5,908,145   $     1,260,542
                                                ===============   ===============   ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                THE RESERVE FUND

                 STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

                                                        PRIMARY FUND
                                            -------------------------------------
                                               SIX MONTHS             YEAR
                                                 ENDED               ENDED
                                               NOVEMBER 30,          MAY 31,
                                                  2004                2004
                                            -----------------   -----------------
INCREASE IN NET ASSETS:
FROM INVESTMENT OPERATIONS:
  Net investment income                     $     108,955,720   $     108,812,713
                                            -----------------   -----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
NET INVESTMENT INCOME (Note 1):
  Class R                                         (15,655,020)         (6,448,257)
  Class 95                                            (50,104)            (14,173)
  Class 75                                           (245,062)            (26,619)
  Class 70                                           (100,561)            (53,262)
  Class Treasurer's Trust                          (1,946,491)         (2,447,763)
  Class 45                                            (80,199)            (79,438)
  Class 35                                            (33,969)            (20,638)
  Class 25                                         (4,097,393)        (13,446,891)
  Class 20                                         (1,330,462)                 --
  Class 15                                         (2,727,399)         (1,362,603)
  Class 12                                         (3,326,870)         (1,932,007)
  Class 8                                         (79,362,190)        (82,981,062)
                                            -----------------   -----------------
Total dividends to shareholders                  (108,955,720)       (108,812,713)
                                            -----------------   -----------------

FROM CAPITAL SHARE TRANSACTIONS (Note 4)
  (at net asset value of $1.00 pershare):
  Proceeds from sale of shares                143,950,209,512     164,426,231,342
  Dividends reinvested                            108,955,720         108,812,713
  Cost of shares redeemed                    (146,684,116,676)   (159,155,546,516)
                                            -----------------   -----------------
                                               (2,624,951,444)      5,379,497,539
                                            -----------------   -----------------
  Net increase (decrease) in net assets        (2,624,951,444)      5,379,497,539

NET ASSETS:
  Beginning of period                          19,657,333,995      14,277,836,456
                                            -----------------   -----------------
  End of period                             $  17,032,382,551   $  19,657,333,995
                                            =================   =================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                     U.S. GOVERNMENT FUND                    U.S. TREASURY FUND
                                            -------------------------------------   -------------------------------------
                                               SIX MONTHS             YEAR             SIX MONTHS              YEAR
                                                  ENDED              ENDED               ENDED                ENDED
                                               NOVEMBER 30,          MAY 31,           NOVEMBER 30,           MAY 31,
                                                  2004                2004                2004                 2004
                                            -----------------   -----------------   -----------------   -----------------
INCREASE IN NET ASSETS:
FROM INVESTMENT OPERATIONS:
  Net investment income                     $       5,908,145   $       3,332,736   $       1,260,542   $       1,449,240
                                            -----------------   -----------------   -----------------   -----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
NET INVESTMENT INCOME (Note 1):
  Class R                                          (2,254,761)           (867,803)           (615,561)           (316,627)
  Class 95                                                 --                  --                  --                  --
  Class 75                                                 --                  --              (6,877)                 --
  Class 70                                                 --                  --                  --                  --
  Class Treasurer's Trust                            (183,325)            (46,329)           (336,572)           (995,194)
  Class 45                                               (237)             (7,530)                (45)                (44)
  Class 35                                                 --                  --                  --                  --
  Class 25                                           (455,638)           (375,764)                (54)                (58)
  Class 20                                                 --                  --                  --                  --
  Class 15                                               (698)               (943)                 --                  --
  Class 12                                            (41,551)               (340)                 --                  --
  Class 8                                          (2,971,935)         (2,034,027)           (301,433)           (137,317)
                                            -----------------   -----------------   -----------------   -----------------
Total dividends to shareholders                    (5,908,145)         (3,332,736)         (1,260,542)         (1,449,240)
                                            -----------------   -----------------   -----------------   -----------------

FROM CAPITAL SHARE TRANSACTIONS (Note 4)
  (at net asset value of $1.00 pershare):
  Proceeds from sale of shares                  5,376,160,976       4,966,824,804       1,083,412,787       1,853,598,453
  Dividends reinvested                              5,908,145           3,332,736           1,260,542           1,449,240
  Cost of shares redeemed                      (5,245,080,570)     (4,705,228,881)     (1,294,321,857)     (1,828,679,984)
                                            -----------------   -----------------   -----------------   -----------------
                                                  136,988,551         264,928,659        (209,648,528)         26,367,709
                                            -----------------   -----------------   -----------------   -----------------
  Net increase (decrease) in net assets           136,988,551         264,928,659        (209,648,528)         26,367,709

NET ASSETS:
  Beginning of period                           1,223,337,077         958,408,418         674,888,220         648,520,511
                                            -----------------   -----------------   -----------------   -----------------
  End of period                             $   1,360,325,628   $   1,223,337,077   $     465,239,692   $     674,888,220
                                            =================   =================   =================   =================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

(1)  SIGNIFICANT ACCOUNTING POLICIES:

The Reserve Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Investment Company Act"), as an open-end management investment company. The policies summarized below are consistently followed in the preparation of its financial statements in conformity with generally accepted accounting principles.

     A. The Trust's authorized shares of beneficial interest are unlimited and divided into seven (7) series (each a "Fund"): Primary Fund, U.S. Government Fund, U.S. Treasury Fund, Primary II Fund, U.S. Government II Fund, U.S. Treasury II Fund and the Strategist Money-Market Fund. These financial statements and notes apply only to the Primary, U.S. Government and U.S. Treasury Funds (collectively, the "Funds"). The Funds each offer twelve classes of shares: Class 8, Class 12, Class 15, Class 20, Class 25, Class 35, Class 45, Class Treasurer's Trust, Class 70, Class 75, Class 95 and Class R.

     B. Securities are valued at amortized cost, which approximates market value. The amortized cost method values a security at cost plus accrued interest at the time of purchase, and thereafter assumes a constant amortization to maturity of any discount or premium, irrespective of intervening changes in interest rates or market values. For purposes of compliance with Rule 2a-7 of the Investment Company Act and for computing the portfolio average weighted life to maturity, the maturity of floating or variable rate instruments in which the Fund may invest are deemed to be: for floating rate instruments (1) the notice period required before the Fund is entitled to receive payment of the principal amount of the instruments; and for variable rate instruments the longer of (1) above or
     (2) the period remaining until the instrument's next rate adjustment.

     C. It is the policy of each Fund to comply with Subchapter M of the Internal Revenue Code and to distribute all of its taxable income to its shareholders. Accordingly, no Federal income tax provision is required.

     D. Security transactions are recorded on a trade date basis. Interest income is accrued daily and security premium or discount is amortized or accreted daily. Net investment income is distributed to shareholders daily and automatically reinvested in additional Fund shares, unless the shareholder has elected in writing to receive cash. Investment income and fund level expenses (expenses other than the comprehensive management fee and distribution fee) are allocated daily based upon the relative proportion of net assets of each class.

     E. The Funds may enter into repurchase agreements with financial institutions and securities dealers who are deemed creditworthy pursuant to guidelines established by the Trust's Board of Trustees. Reserve Management Company, Inc. ("RMCI" or the "Investment Adviser"), the Funds' investment adviser, follows procedures intended to provide that all repurchase agreements are at least 100% collateralized as to principal and interest. However, in the event of default or bankruptcy by a seller, realization and/or retention of such collateral may be subject to legal proceedings. The Funds' custodian holds the securities that are subject to repurchase agreements.

     F. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the dates of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates.

     G. During the six months ended November, 2004, the Funds incurred overdraft positions with their custodian bank. Any related interest charges are shown in each funds' statement of operations.

(2)  MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

Pursuant to a separate investment management agreement (each an "Agreement") between RMCI and the Trust on behalf of each Fund, RMCI serves as the Fund's investment adviser subject to the policies adopted by the Board of Trustees. Under each, RMCI is responsible for the supervision of the respective fund's day-to-day operations, manages the funds' investments, effects purchases and sales thereof, and absorbs certain promotional expenses. For its services as investment adviser, RMCI receives a comprehensive management fee, which is accrued daily. The comprehensive management fee includes the advisory fee, all administrative and customary operating expenses of each Fund, shareholder liaison services (such as, responding to customer inquiries and providing information on their investments), recordkeeping charges, accounting expenses, transfer agent costs and the expenses of preparing, printing and mailing shareholder reports and prospectuses. Excluded from the definition of customary operating expenses are: interest charges, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and other extraordinary expenses, payments under the Class R, Class 70, Class 75 and Class 95 Distribution Plans and the fees of the Trustees who are not interested persons, as defined in the Investment Company Act (the "non-interested Trustees"), for which each Fund pays its direct or allocated share. Each Fund pays RMCI a comprehensive management fee at an annual rate based on the average daily net assets of each Class of shares of each Fund according to the following schedule:

                                                                            TREASURER'S
CLASS 8   CLASS 12   CLASS 15   CLASS 20   CLASS 25   CLASS 35   CLASS 45      TRUST      CLASS 70   CLASS 75   CLASS 95   CLASS R
-------   --------   --------   --------   --------   --------   --------   -----------   --------   --------   --------   -------
   0.08%      0.12%      0.15%      0.20%      0.25%      0.35%      0.45%         0.60%      0.50%      0.55%      0.75%     0.80%

During the six months ended November 30, 2004, RMCI voluntarily waived a portion of its comprehensive management fees for the U.S. Government Fund Class R by $103 and the U.S. Treasury Fund Class R by $43,780. Certain Trustees and Officers of the Funds are also Officers of RMCI.

DISTRIBUTION ASSISTANCE:

The Funds have adopted Rule 12b-1 Distribution Plans (the "Distribution Plans") and have entered into Distribution Agreement with Resrv Partners, Inc., an affiliate of RMCI, which allows the Funds to pay distribution fees for certain shareholder services and for expenses related to the sale and distribution of its Class R, Class 95, Class 75 and Class 70 Shares. The rate of distribution expenses is 0.20% per year of each such Classes' average daily net assets. The Distribution Plans require RMCI to pay at least an equivalent amount from its own resources.

(3)  COMPOSITION OF NET ASSETS:

At November 30, 2004, the composition of each Fund's net assets was as follows:

                                                   PRIMARY            U.S. GOVERNMENT        U.S. TREASURY
                                                     FUND                  FUND                  FUND
                                              ------------------    ------------------    ------------------
Par Value                                     $       17,032,383    $        1,360,326    $          465,240
Additional Paid-in-Capital                        17,015,350,168         1,358,965,302           464,774,452
                                              ------------------    ------------------    ------------------
Net Assets                                    $   17,032,382,551    $    1,360,325,628    $      465,239,692
                                              ==================    ==================    ==================

The tax basis of each funds' net assets is the same as the basis for financial reporting at November 30, 2004.

(4)  CAPITAL SHARE TRANSACTIONS:

For the six months ended November 30, 2004 and the year ended May 31, 2004, the capital share transactions of each Fund were as follows (at $1 per share):

                                             FOR THE SIX MONTHS ENDED NOVEMBER 30, 2004
                        ------------------------------------------------------------------------------------
                              CLASS R              CLASS 95              CLASS 75              CLASS 70
                        ------------------    ------------------    ------------------    ------------------
PRIMARY FUND
Sold                         9,010,781,603            10,381,011           132,184,367            12,418,070
Reinvested                      15,655,021                50,104               245,062               100,561
Redeemed                    (9,078,909,694)           (9,159,989)          (79,163,820)          (17,030,950)
                        ------------------    ------------------    ------------------    ------------------
Net Increase
  (Decrease)                   (52,473,070)            1,271,126            53,265,609            (4,512,319)
                        ==================    ==================    ==================    ==================

                            TREASURER'S
                               TRUST               CLASS 45              CLASS 35              CLASS 25
                        ------------------    ------------------    ------------------    ------------------
PRIMARY FUND
(CONTINUED)
Sold                         1,220,083,235            33,021,973            10,162,295           154,262,928
Reinvested                       1,946,491                80,199                33,969             5,459,996
Redeemed                    (1,025,837,825)          (33,801,026)          (11,069,046)         (781,409,249)
                        ------------------    ------------------    ------------------    ------------------
Net Increase
  (Decrease)                   196,191,901              (698,854)             (872,782)         (621,686,325)
                        ==================    ==================    ==================    ==================

                             CLASS 20              CLASS 15              CLASS 12              CLASS 8
                        ------------------    ------------------    ------------------    ------------------
PRIMARY FUND
(CONTINUED)
Sold                           596,768,800           786,978,077         2,935,746,729       129,047,420,424
Reinvested                       1,330,462             1,364,795             3,326,870            79,362,190
Redeemed                      (333,523,835)         (851,334,089)       (2,729,740,265)     (131,733,136,888)
                        ------------------    ------------------    ------------------    ------------------
Net Increase
  (Decrease)                   264,575,427           (62,991,217)          209,333,334        (2,606,354,274)
                        ==================    ==================    ==================    ==================

                                                  TREASURER'S
                             CLASS R                 TRUST               CLASS 45              CLASS 25
                        ------------------    ------------------    ------------------    ------------------
U.S. GOVERNMENT FUND
Sold                         1,375,952,900           106,940,111               270,233            40,056,880
Reinvested                       2,254,761               183,325                   237               455,638
Redeemed                    (1,345,947,889)          (73,210,801)             (147,753)          (39,935,472)
                        ------------------    ------------------    ------------------    ------------------
Net Increase                    32,259,772            33,912,635               122,717               577,046
                        ==================    ==================    ==================    ==================

                                                   CLASS 15              CLASS 12               CLASS 8
                                              ------------------    ------------------    ------------------
U.S. GOVERNMENT FUND
  (CONTINUED)
Sold                                                          --             9,000,000         3,843,940,852
Reinvested                                                   698                41,551             2,971,935
Redeemed                                                      --                    --        (3,785,838,655)
                                              ------------------    ------------------    ------------------
Net Increase                                                 698             9,041,551            61,074,132
                                              ==================    ==================    ==================

                                                                   AUGUST 16, 2004* TO
                                                  TREASURER'S       NOVEMBER 30, 2004
                              CLASS R                TRUST               CLASS 75              CLASS 25
                        ------------------    ------------------    ------------------    ------------------
U.S. TREASURY FUND
Sold                           831,134,265            95,482,956            20,998,430                    --
Reinvested                         615,561               336,572                 6,877                    54
Redeemed                      (874,983,946)         (261,208,133)          (12,809,067)                   --
                        ------------------    ------------------    ------------------    ------------------
Net Increase
  (decrease)                   (43,234,120)         (165,388,605)            8,196,240                    54
                        ==================    ==================    ==================    ==================

                                                   CLASS 12              CLASS 45               CLASS 8
                                              ------------------    ------------------    ------------------
U.S. TREASURY FUND
  (CONTINUED)
Sold                                                          --                    --           135,797,136
Reinvested                                                    --                    45               301,433
Redeemed                                                      --                    --          (145,320,711)
                                              ------------------    ------------------    ------------------
Net Increase
  (decrease)                                                  --                    45            (9,222,142)
                                              ==================    ==================    ==================

----------
* Inception of Class operations.

                                                     FOR YEAR ENDED MAY 31, 2004
                        ------------------------------------------------------------------------------------
                                                  AUGUST 12,                                  AUGUST 12,
                                                     2003*                                       2003*
                                                  TO MAY 31,                                  TO MAY 31,
                                                     2004                                        2004
                              CLASS R              CLASS 95              CLASS 75              CLASS 70
                        ------------------    ------------------    ------------------    ------------------
PRIMARY FUND
Sold                        20,492,086,031            28,770,877            52,035,749            42,530,293
Reinvested                       6,448,257                14,173                26,619                53,262
Redeemed                   (20,663,162,432)          (12,822,525)          (59,370,059)          (16,004,684)
                        ------------------    ------------------    ------------------    ------------------
Net Increase
  (Decrease)                  (164,628,144)           15,962,525            (7,307,691)           26,578,871
                        ==================    ==================    ==================    ==================

                            TREASURER'S
                               TRUST               CLASS 45              CLASS 35              CLASS 25
                        ------------------    ------------------    ------------------    ------------------
PRIMARY FUND
(CONTINUED)
Sold                         2,149,546,722            56,366,608            12,513,626         3,201,569,491
Reinvested                       2,447,763                79,438                20,638            13,446,891
Redeemed                    (2,205,708,621)          (53,889,009)           (7,483,112)       (3,391,279,598)
                        ------------------    ------------------    ------------------    ------------------
Net Increase
  (Decrease)                   (53,714,136)            2,557,037             5,051,152          (176,263,216)
                        ==================    ==================    ==================    ==================

                           FEBRUARY 24,                                  JUNE 25,
                               2004*                                       2003*
                            TO MAY 31,                                  TO MAY 31,
                               2004                                        2004
                             CLASS 20              CLASS 15              CLASS 12              CLASS 8
                        ------------------    ------------------    ------------------    ------------------
PRIMARY FUND
(CONTINUED)
Sold                                   115         1,456,812,277         2,451,762,075       134,482,237,478
Reinvested                              --             1,362,603             1,932,007            82,981,062
Redeemed                                --        (2,013,520,375)       (2,125,547,033)     (128,606,759,068)
                        ------------------    ------------------    ------------------    ------------------
Net Increase
  (Decrease)                           115          (555,345,495)          328,147,049         5,958,459,472
                        ==================    ==================    ==================    ==================

                                                  TREASURER'S
                              CLASS R                TRUST               CLASS 45              CLASS 25
                        ------------------    ------------------    ------------------    ------------------
U.S. GOVERNMENT FUND
Sold                         3,021,703,909            61,748,962             1,683,161            62,663,950
Reinvested                         867,803                46,329                 7,530               375,764
Redeemed                    (3,015,856,505)          (49,021,737)           (7,502,931)          (47,146,097)
                        ------------------    ------------------    ------------------    ------------------
Net Increase
  (Decrease)                     6,715,207            12,773,554            (5,812,240)           15,893,617
                        ==================    ==================    ==================    ==================

                                                 FEBRUARY 24,
                                                     2004*
                                                  TO MAY 31,
                                                     2004
                             CLASS 15              CLASS 12               CLASS 8
                        ------------------    ------------------    ------------------
U.S.GOVERNMENT FUND
  (CONTINUED)
Sold                                31,402             1,000,100         1,817,993,320
Reinvested                             943                   340             2,034,027
Redeemed                           (31,401)                   --        (1,585,670,210)
                        ------------------    ------------------    ------------------
Net Increase
  (Decrease)                           944             1,000,440           234,357,137
                        ==================    ==================    ==================

                                                                         AUGUST 7,
                                                                           2003*
                                                                        TO MAY 31,
                                                  TREASURER'S              2004
                              CLASS R                TRUST               CLASS 45
                        ------------------    ------------------    ------------------
U.S.TREASURY FUND
Sold                         1,597,058,010           183,946,111                10,643
Reinvested                         316,627               995,194                    44
Redeemed                    (1,576,074,000)         (215,410,017)                 (643)
                        ------------------    ------------------    ------------------
Net Increase
  (Decrease)                    21,300,637           (30,468,712)               10,044
                        ==================    ==================    ==================

                             AUGUST 7,           FEBRUARY 24,
                               2003*                 2004*
                            TO MAY 31,            TO MAY 31,
                               2004                  2004
                             CLASS 25              CLASS 12               CLASS 8
                        ------------------    ------------------    ------------------
U.S.TREASURY FUND
  (CONTINUED)
Sold                                10,000                   100            72,573,589
Reinvested                              58                    --               137,317
Redeemed                                --                    --           (37,195,324)
                        ------------------    ------------------    ------------------
Net Increase
  (Decrease)                        10,058                   100            35,515,582
                        ==================    ==================    ==================

(5)  FINANCIAL HIGHLIGHTS:

Contained below is per share operating performance data for a share of beneficial interest outstanding of each Fund for each of the periods as indicated:

                                                                           CLASS R
                           -------------------------------------------------------------------------------------------------------
                            SIX MONTHS                                                YEARS
                               ENDED                                              ENDED MAY 31,
                           NOVEMBER 30,        -----------------------------------------------------------------------------------
                               2004                2004                2003             2002             2001             2000
                           ------------        ------------        ------------     ------------     ------------     ------------
PRIMARY FUND
Net asset value at
  beginning of period      $     1.0000        $     1.0000        $     1.0000     $     1.0000     $     1.0000     $     1.0000
                           ------------        ------------        ------------     ------------     ------------     ------------
Net investment income            0.0026              0.0011              0.0065           0.0187           0.0511           0.0492
Dividends from net
  investment income             (0.0026)            (0.0011)            (0.0065)         (0.0187)         (0.0511)         (0.0492)
                           ------------        ------------        ------------     ------------     ------------     ------------
Net asset value at
  end of period            $     1.0000        $     1.0000        $     1.0000     $     1.0000     $     1.0000     $     1.0000
                           ============        ============        ============     ============     ============     ============
Total Return                       0.26%               0.11%               0.65%            1.90%            5.29%            4.92%

RATIOS/SUPPLEMENTAL DATA

Net assets end of
  period (millions)        $    6,014.7        $    6,067.2        $    6,231.8     $    6,462.0     $    6,241.8     $    4,355.9
Ratio of expenses to
  average net assets               1.00%(a)            1.00%(b)            1.00%            1.01%            1.00%            1.00%
Ratio of net investment
  income to average
  net assets                       0.52%(a)            0.10%(b)            0.64%            1.86%            5.11%            4.74%

                                       CLASS 95                                CLASS 75
                           --------------------------------        --------------------------------
                            SIX MONTHS          AUGUST 12,          SIX MONTHS             YEAR
                               ENDED               2003*               ENDED               ENDED
                           NOVEMBER 30,         TO MAY 31,         NOVEMBER 30,           MAY 31,
                               2004                2004                2004                2004
                           ------------        ------------        ------------        ------------
PRIMARY FUND
Net asset value at
  beginning of period      $     1.0000        $     1.0000        $     1.0000        $     1.0000
                           ------------        ------------        ------------        ------------
Net investment income            0.0029              0.0009              0.0039              0.0035
Dividends from
  net investment income         (0.0029)            (0.0009)            (0.0039)            (0.0035)
                           ------------        ------------        ------------        ------------
Net asset value at
  end of period            $     1.0000        $     1.0000        $     1.0000        $     1.0000
                           ============        ============        ============        ============
Total Return                       0.29%               0.09%               0.39%               0.35%

RATIOS/SUPPLEMENTAL DATA

Net assets end of
  period (millions)        $       17.2        $       16.0        $       60.1        $        6.8
Ratio of expenses
  to average net assets            0.95%(a)            0.95%(a)            0.75%(a)            0.75%
Ratio of net
  investment income to
  average net assets               0.57%(a)            0.14%(a)            0.77%(a)            0.37%

                                                CLASS 75
                           ----------------------------------------------
                               YEAR             YEAR            MAY 29,
                               ENDED            ENDED            2001*
                              MAY 31,          MAY 31,        TO MAY 31,
                               2003             2002             2001
                           ------------     ------------     ------------
PRIMARY FUND
Net asset value at
  beginning of period      $     1.0000     $     1.0000     $     1.0000
                           ------------     ------------     ------------
Net investment income            0.0090           0.0213           0.0003
Dividends from
  net investment income         (0.0090)         (0.0213)         (0.0003)
                           ------------     ------------     ------------
Net asset value at
  end of period            $     1.0000     $     1.0000     $     1.0000
                           ============     ============     ============
Total Return                       0.90%            2.16%            0.03%

RATIOS/SUPPLEMENTAL DATA

Net assets end of
  period (millions)        $       14.1     $       23.5     $       34.7
Ratio of expenses
  to average net assets            0.75%            0.76%            0.75%(a)
Ratio of net
  investment income to
  average net assets               0.95%            2.33%            3.97%(a)

                                     CLASS 70                                        TREASURER'S TRUST
                          ----------------------------      -------------------------------------------------------------------
                           SIX MONTHS       AUGUST 12,       SIX MONTHS          YEAR         YEAR         YEAR        MAY 29,
                              ENDED           2003*            ENDED            ENDED        ENDED        ENDED         2001*
                          NOVEMBER 30,      TO MAY 31,      NOVEMBER 30,        MAY 31,      MAY 31,      MAY 31,    TO MAY 31,
                              2004             2004             2004             2004         2003         2002         2001
                          ------------      ----------      ------------      ----------   ----------   ----------   ----------
PRIMARY FUND
Net asset value at
  beginning of
  period                  $     1.0000      $   1.0000      $     1.0000      $   1.0000   $   1.0000   $   1.0000   $   1.0000
                          ------------      ----------      ------------      ----------   ----------   ----------   ----------
Net investment
  income                        0.0041          0.0029            0.0046          0.0050       0.0105       0.0228       0.0003
Dividends from
  net investment
  income                       (0.0041)        (0.0029)          (0.0046)        (0.0050)     (0.0105)     (0.0228)     (0.0003)
                          ------------      ----------      ------------      ----------   ----------   ----------   ----------
Net asset value
  at end of
  period                  $     1.0000      $   1.0000      $     1.0000      $   1.0000   $   1.0000   $   1.0000   $   1.0000
                          ============      ==========      ============      ==========   ==========   ==========   ==========
Total Return                      0.41%           0.29%             0.46%           0.50%        1.06%        2.32%        0.03%

RATIOS/SUPPLEMENTAL DATA
Net assets end of
  period
  (millions)              $       22.1      $     26.6      $      639.9      $    443.7   $    497.4   $    510.0   $    224.5
Ratio of expenses
  to average
  net assets                      0.70%(a)        0.70%(a)          0.60%(a)        0.60%        0.60%        0.60%        0.60%(a)
Ratio of net
  investment
  income to
  average
  net assets                      0.82%(a)        0.39%(a)          0.92%(a)        0.50%        1.04%        2.05%        4.12%(a)

                                                                     CLASS 45
                                     -----------------------------------------------------------------------
                                      SIX MONTHS           YEAR          YEAR          YEAR        MAY 29,
                                        ENDED              ENDED         ENDED         ENDED        2001*
                                     NOVEMBER 30,         MAY 31,       MAY 31,       MAY 31,     TO MAY 31,
                                         2004              2004          2003          2002          2001
                                     ------------       ----------    ----------    ----------    ----------
PRIMARY FUND
Net asset value at beginning of
  period                             $     1.0000       $   1.0000    $   1.0000    $   1.0000    $   1.0000
                                     ------------       ----------    ----------    ----------    ----------
Net investment income                      0.0054           0.0065        0.0120        0.0243        0.0004
Dividends from net investment
  income                                  (0.0054)         (0.0065)      (0.0120)      (0.0243)      (0.0004)
                                     ------------       ----------    ----------    ----------    ----------
Net asset value at end of period     $     1.0000       $   1.0000    $   1.0000    $   1.0000    $   1.0000
                                     ============       ==========    ==========    ==========    ==========
Total Return                                 0.54%            0.65%         1.21%         2.48%         0.04%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions)  $       15.3       $     16.0    $     13.5    $     23.1    $      7.4
Ratio of expenses to average
  net assets                                 0.45%(a)         0.45%         0.45%         0.45%         0.45%(a)
Ratio of net investment income to
  average net assets                         1.08%(a)         0.65%         1.23%         2.13%         4.27%(a)

                                                             CLASS 35
                                         -----------------------------------------------
                                          SIX MONTHS           YEAR            JULY 1,
                                            ENDED              ENDED            2002*
                                         NOVEMBER 30,         MAY 31,         TO MAY 31,
                                            2004               2004              2003
                                         ------------       ----------        ----------
PRIMARY FUND
Net asset value at beginning of period   $     1.0000       $   1.0000        $   1.0000
                                         ------------       ----------        ----------
Net investment income                          0.0059           0.0050            0.0075
Dividends from net investment income          (0.0059)         (0.0050)          (0.0075)
                                         ------------       ----------        ----------
Net asset value at end of period         $     1.0000       $   1.0000        $   1.0000
                                         ============       ==========        ==========
Total Return                                     0.59%            0.51%             0.76%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions)      $        4.2       $      5.1        $       --
Ratio of expenses to average net assets          0.35%(a)         0.35%(a)+         0.35%(a)+
Ratio of net investment income to
  average net assets                             1.18%(a)         0.74%(a)+         1.45%(a)+

                                                                  CLASS 25
                                  -----------------------------------------------------------------------
                                   SIX MONTHS           YEAR          YEAR          YEAR         MAY 29,
                                     ENDED              ENDED         ENDED         ENDED         2001*
                                  NOVEMBER 30,         MAY 31,       MAY 31,       MAY 31,     TO MAY 31,
                                      2004              2004          2003          2002          2001
                                  ------------       ----------    ----------    ----------    ----------
PRIMARY FUND
Net asset value at beginning
  of period                       $     1.0000       $   1.0000    $   1.0000    $   1.0000    $   1.0000
                                  ------------       ----------    ----------    ----------    ----------
Net investment income                   0.0064           0.0085        0.0140        0.0263        0.0004
Dividends from net investment
  income                               (0.0064)         (0.0085)      (0.0140)      (0.0263)      (0.0004)
                                  ------------       ----------    ----------    ----------    ----------
Net asset value at end of period  $     1.0000       $   1.0000    $   1.0000    $   1.0000    $   1.0000
                                  ============       ==========    ==========    ==========    ==========
Total Return                              0.64%            0.86%         1.42%         2.69%         0.04%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period
  (millions)                      $      726.7       $  1,348.4    $  1,524.7    $  2,113.4    $    442.0
Ratio of expenses to average
  net assets                              0.25%(a)         0.25%         0.25%         0.25%         0.25%(a)
Ratio of net investment income
  to average net assets                   1.28%(a)         0.84%         1.41%         2.31%         4.47%(a)

                                     CLASS 20                                         CLASS 15
                          ------------------------------      ---------------------------------------------------------
                           SIX MONTHS       FEBRUARY 17,       SIX MONTHS           YEAR          YEAR        JULY 30,
                             ENDED            2004* TO           ENDED             ENDED         ENDED         2001*
                          NOVEMBER 30,         MAY 31,        NOVEMBER 30,         MAY 31,       MAY 31,        TO
                              2004              2004              2004              2004          2003         2002
                          ------------      ------------      ------------       ----------    ----------    ----------
PRIMARY FUND
Net asset value at
  beginning of
  period                  $     1.0000      $     1.0000      $     1.0000       $   1.0000    $   1.0000    $   1.0000
                          ------------      ------------      ------------       ----------    ----------    ----------
Net investment
  income                        0.0067            0.0025            0.0069           0.0095        0.0150        0.0205
Dividends from net
  investment
  income                       (0.0067)          (0.0025)          (0.0069)         (0.0095)      (0.0150)      (0.0205)
                          ------------      ------------      ------------       ----------    ----------    ----------
Net asset value at
  end of period           $     1.0000      $     1.0000      $     1.0000       $   1.0000    $   1.0000    $   1.0000
                          ============      ============      ============       ==========    ==========    ==========
Total Return                      0.67%             0.26%             0.69%            0.96%         1.52%         2.08%

RATIOS/SUPPLEMENTAL DATA
Net assets end
  of period
  (millions)              $      264.6      $         --      $       73.7       $    136.7    $    692.0    $     34.1
Ratio of expenses
  to average
  net assets                      0.20%(a)          0.20%(a)          0.15%(a)         0.15%         0.15%         0.15%(a)
Ratio of net
  investment
  income to average
  net assets                      1.33%(a)          0.89%(a)          1.38%(a)         0.95%         1.30%         2.07%(a)

                                                                 CLASS 12
                                                      -----------------------------
                                                      SIX MONTHS          JUNE 25,
                                                         ENDED            2003* TO
                                                      NOVEMBER 30,         MAY 31,
                                                          2004              2004
                                                      ------------       ----------
PRIMARY FUND
Net asset value at beginning of period                $     1.0000       $   1.0000
                                                      ------------       ----------
Net investment income                                       0.0071           0.0090
Dividends from net investment income                       (0.0071)         (0.0090)
                                                      ------------       ----------
Net asset value at end of period                      $     1.0000       $   1.0000
                                                      ============       ==========
Total Return                                                  0.71%            0.91%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions)                   $      537.5       $    328.1
Ratio of expenses to average net assets                       0.12%(a)         0.12%(a)
Ratio of net investment income to average net assets          1.41%(a)         0.97%(a)

                                                                     CLASS 8
                                         ---------------------------------------------------------------
                                          SIX MONTHS            YEAR            YEAR          JULY 27,
                                            ENDED               ENDED           ENDED         2001* TO
                                         NOVEMBER 30,          MAY 31,         MAY 31,         MAY 31,
                                            2004                2004            2003            2002
                                         ------------       ------------    ------------    ------------
PRIMARY FUND
Net asset value at beginning of period   $     1.0000       $     1.0000    $     1.0000    $     1.0000
                                         ------------       ------------    ------------    ------------
Net investment income                          0.0073             0.0102          0.0157          0.0214
Dividends from net investment income          (0.0073)           (0.0102)        (0.0157)        (0.0214)
                                         ------------       ------------    ------------    ------------
Net asset value at end of period         $     1.0000       $     1.0000    $     1.0000    $     1.0000
                                         ============       ============    ============    ============
Total Return                                     0.73%              1.03%           1.59%           2.17%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions)      $    8,656.4       $   11,262.8    $    5,304.3    $    2,818.3
Ratio of expenses to average net assets          0.08%(a)           0.08%           0.08%           0.08%(a)
Ratio of net investment income to
  average net assets                             1.45%(a)           1.02%           1.45%           2.25%(a)

                                                                      CLASS R
                          ---------------------------------------------------------------------------------------------
                           SIX MONTHS                                             YEARS
                             ENDED                                             ENDED MAY 31,
                          NOVEMBER 30,       --------------------------------------------------------------------------
                             2004               2004              2003              2002          2001          2000
                          ------------       ----------       ------------       ----------    ----------    ----------
U.S. GOVERNMENT FUND
Net asset value at
  beginning of
  period                  $     1.0000       $   1.0000       $     1.0000       $   1.0000    $   1.0000    $   1.0000
                          ------------       ----------       ------------       ----------    ----------    ----------
Net investment income           0.0026           0.0010             0.0050           0.0149        0.0493        0.0471
Dividends from net
  investment income            (0.0026)         (0.0010)           (0.0050)         (0.0149)      (0.0493)      (0.0471)
                          ------------       ----------       ------------       ----------    ----------    ----------
Net asset value at
  end of period           $     1.0000       $   1.0000       $     1.0000       $   1.0000    $   1.0000    $   1.0000
                          ============       ==========       ============       ==========    ==========    ==========
Total Return                      0.26%            0.10%              0.50%            1.50%         5.12%         4.71%

RATIOS/SUPPLEMENTAL DATA
Net assets end of
  period (millions)       $      885.7       $    853.5       $      846.7       $    902.3    $    887.1    $    667.7
Ratio of expenses to
  average net assets              1.00%(a)         1.00%(b)           1.00%            1.01%         1.01%         1.00%
Ratio of net investment
  income to average
  net assets                      0.52%(a)         0.08%(b)           0.50%            1.44%         4.93%         4.12%

                                                                  TREASURER'S TRUST
                                     -----------------------------------------------------------------------
                                      SIX MONTHS           YEAR           YEAR          YEAR        MAY 29,
                                        ENDED             ENDED          ENDED         ENDED       2001* TO
                                     NOVEMBER 30,        MAY 31,        MAY 31,       MAY 31,       MAY 31,
                                        2004              2004           2003          2002          2001
                                     ------------       ----------    ----------    ----------    ----------
U.S. GOVERNMENT FUND
Net asset value at beginning
  of period                          $     1.0000       $   1.0000    $   1.0000    $   1.0000    $   1.0000
                                     ------------       ----------    ----------    ----------    ----------
Net investment income                      0.0046           0.0049        0.0090        0.0189        0.0003
Dividends from net investment
  income                                  (0.0046)         (0.0049)      (0.0090)      (0.0189)      (0.0003)
                                     ------------       ----------    ----------    ----------    ----------
Net asset value at end of period     $     1.0000       $   1.0000    $   1.0000    $   1.0000    $   1.0000
                                     ============       ==========    ==========    ==========    ==========
Total Return                                 0.46%            0.49%         0.91%         1.91%         0.03%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions)  $       53.2       $     19.3    $      6.5    $      4.0    $     15.6
Ratio of expenses to average
  net assets                                 0.60%(a)         0.60%         0.60%         0.60%         0.60%(a)
Ratio of net investment income to
  average net assets                         0.92%(a)         0.48%         0.83%         2.16%         3.47%(a)

                                                                       CLASS 45
                                     -----------------------------------------------------------------------
                                      SIX MONTHS           YEAR           YEAR          YEAR        MAY 29,
                                        ENDED             ENDED          ENDED         ENDED       2001* TO
                                     NOVEMBER 30,        MAY 31,        MAY 31,       MAY 31,       MAY 31,
                                        2004              2004           2003          2002          2001
                                     ------------       ----------    ----------    ----------    ----------
U.S. GOVERNMENT FUND
Net asset value at beginning
  of period                          $     1.0000       $   1.0000    $   1.0000    $   1.0000    $   1.0000
                                     ------------       ----------    ----------    ----------    ----------
Net investment income                      0.0054           0.0064        0.0105        0.0203        0.0003
Dividends from net investment
  income                                  (0.0054)         (0.0064)      (0.0105)      (0.0203)      (0.0003)
                                     ------------       ----------    ----------    ----------    ----------
Net asset value at end of period     $     1.0000       $   1.0000    $   1.0000    $   1.0000    $   1.0000
                                     ============       ==========    ==========    ==========    ==========
Total Return                                 0.54%            0.64%         1.06%         2.06%         0.03%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions)  $        0.1       $      0.0    $      5.8    $      0.4    $      4.4
Ratio of expenses to average
  net assets                                 0.45%(a)         0.44%         0.45%         0.45%         0.45%(a)
Ratio of net investment income
  to average net assets                      1.07%(a)         0.66%         0.86%         2.73%         3.62%(a)

                                                                       CLASS 25
                                     -----------------------------------------------------------------------
                                      SIX MONTHS           YEAR           YEAR          YEAR        MAY 29,
                                        ENDED             ENDED          ENDED         ENDED       2001* TO
                                     NOVEMBER 30,        MAY 31,        MAY 31,       MAY 31,       MAY 31,
                                        2004              2004           2003          2002          2001
                                     ------------       ----------    ----------    ----------    ----------
U.S. GOVERNMENT FUND
Net asset value at beginning
  of period                          $     1.0000       $   1.0000    $   1.0000    $   1.0000    $   1.0000
                                     ------------       ----------    ----------    ----------    ----------
Net investment income                      0.0064           0.0084        0.0125        0.0224        0.0003
Dividends from net investment
  income                                  (0.0064)         (0.0084)      (0.0125)      (0.0224)      (0.0003)
                                     ------------       ----------    ----------    ----------    ----------
Net asset value at end of period     $     1.0000       $   1.0000    $   1.0000    $   1.0000    $   1.0000
                                     ============       ==========    ==========    ==========    ==========
Total Return                                 0.64%            0.84%         1.27%         2.28%         0.03%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions)  $       66.6       $     66.0    $     50.1    $     90.7    $      3.8
Ratio of expenses to average
  net assets                                 0.25%(a)         0.25%         0.25%         0.25%         0.25%(a)
Ratio of net investment income to
  average net assets                         1.28%(a)         0.83%         1.28%         1.71%         3.82%(a)

                                                          CLASS 15                                  CLASS 12
                                     ---------------------------------------------       -------------------------------
                                      SIX MONTHS            YEAR      NOVEMBER 18,        SIX MONTHS        FEBRUARY 24,
                                        ENDED              ENDED        2002* TO            ENDED             2004* TO
                                     NOVEMBER 30,         MAY 31,        MAY 31,          NOVEMBER 30,         MAY 31,
                                        2004               2004           2003               2004               2004
                                     ------------       ----------    ------------       ------------       ------------
U.S. GOVERNMENT FUND
Net asset value at beginning
  of period                          $     1.0000       $   1.0000    $     1.0000       $     1.0000       $     1.0000
                                     ------------       ----------    ------------       ------------       ------------
Net investment income                      0.0069           0.0094          0.0061             0.0070             0.0025
Dividends from net
  investment income                       (0.0069)         (0.0094)        (0.0061)           (0.0070)           (0.0025)
                                     ------------       ----------    ------------       ------------       ------------
Net asset value at end
  of period                          $     1.0000       $   1.0000    $     1.0000       $     1.0000       $     1.0000
                                     ============       ==========    ============       ============       ============
Total Return                                 0.69%            0.94%           0.61%              0.70%              0.25%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period
  (millions)                         $        0.1       $      0.1    $        0.1       $       10.0       $        1.0
Ratio of expenses to
  average net assets                         0.15%(a)         0.15%           0.15%(a)           0.12%(a)           0.13%(a)
Ratio of net investment
  income to average
  net assets                                 1.38%(a)         0.93%           1.17%(a)           1.40%(a)           0.96%(a)

                                                              CLASS 8
                                         -----------------------------------------------
                                          SIX MONTHS            YEAR            JUNE 7,
                                            ENDED              ENDED           2002* TO
                                         NOVEMBER 30,         MAY 31,          MAY 31,
                                            2004               2004             2003
                                         ------------       ----------        ----------
U.S. GOVERNMENT FUND
Net asset value at beginning of period   $     1.0000       $   1.0000        $   1.0000
                                         ------------       ----------        ----------
Net investment income                          0.0072           0.0101            0.0142
Dividends from net investment income          (0.0072)         (0.0101)          (0.0142)
                                         ------------       ----------        ----------
Net asset value at end of period         $     1.0000       $   1.0000        $   1.0000
                                         ============       ==========        ==========
Total Return                                     0.72%            1.01%             1.44%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions)      $      344.6       $    283.5        $     49.1
Ratio of expenses to average net assets          0.08%(a)         0.08%             0.08%(a)
Ratio of net investment income to
  average net assets                             1.44%(a)         1.00%             1.20%(a)

                                                                     CLASS R
                          ---------------------------------------------------------------------------------------------
                          SIX MONTHS                                            YEARS
                             ENDED                                           ENDED MAY 31,
                          NOVEMBER 30,       --------------------------------------------------------------------------
                             2004               2004              2003              2002          2001           2000
                          ------------       ----------       ------------       ----------    ----------    ----------
U.S. TREASURY FUND
Net asset value at
  beginning of period     $     1.0000       $  (1.0000       $     1.0000       $   1.0000    $   1.0000    $   1.0000
                          ------------       ----------       ------------       ----------    ----------    ----------
Net investment income           0.0017           0.0009             0.0047           0.0166        0.0468        0.0443
Dividends from net
  investment income            (0.0017)         (0.0009)           (0.0047)         (0.0166)      (0.0468)      (0.0443)
                          ------------       ----------       ------------       ----------    ----------    ----------
Net asset value at
  end of period           $     1.0000       $   1.0000       $     1.0000       $   1.0000    $   1.0000    $   1.0000
                          ============       ==========       ============       ==========    ==========    ==========
Total Return                      0.17%            0.09%              0.47%            1.68%         4.82%         4.43%

RATIOS/SUPPLEMENTAL DATA
Net assets end of
  period (millions)       $      334.3       $    377.5       $      356.2       $    344.3    $    401.2    $    397.2
Ratio of expenses to
  average net assets              1.00%(a)(b)      1.00%(b)           1.00%            1.00%(b)      1.04%(b)      1.00%(b)
Ratio of net investment
  income (loss) to
  average net assets              0.34%(a)(b)     (0.02%)(b)          0.47%            1.61%(b)      4.63%(b)      4.12%(b)

                                   CLASS 75                                     TREASURER'S TRUST
                                 ------------     -----------------------------------------------------------------------------
                                  AUGUST 16,       SIX MONTHS                                                         MAY 29,
                                   2004* TO          ENDED                    YEARS ENDED MAY 31,                      2001*
                                 NOVEMBER 30,     NOVEMBER 30,     --------------------------------------------     TO MAY 31,
                                     2004             2004             2004            2003            2002            2001
                                 ------------     ------------     ------------    ------------    ------------    ------------
U.S. TREASURY FUND
Net asset value at
  beginning of period            $     1.0000     $     1.0000     $     1.0000    $     1.0000    $     1.0000    $     1.0000
                                 ------------     ------------     ------------    ------------    ------------    ------------
Net investment income                  0.0023           0.0036           0.0039          0.0086          0.0203          0.0003
Dividends from net
  investment income                   (0.0023)         (0.0036)         (0.0039)        (0.0086)        (0.0203)        (0.0003)
                                 ------------     ------------     ------------    ------------    ------------    ------------
Net asset value at
  end of year                    $     1.0000     $     1.0000     $     1.0000    $     1.0000    $     1.0000    $     1.0000
                                 ============     ============     ============    ============    ============    ============
Total Return                             0.23%            0.36%            0.39%           0.87%           2.06%           0.03%

RATIOS/SUPPLEMENTAL DATA
Net assets end of
  period (millions)              $        8.2     $       86.0     $      251.4    $      281.9    $      257.9    $       28.4
Ratio of expenses to
  average net assets                     0.75%(a)         0.60%(a)         0.60%           0.60%           0.61%           0.60%(a)
Ratio of net investment
  income to average
  net assets                             0.78%(a)         0.73%(a)         0.39%           0.85%           1.44%           3.44%(a)

                                                                CLASS 45                          CLASS 25
                                                     -----------------------------     -----------------------------
                                                     SIX MONTHS        AUGUST 7,        SIX MONTHS       AUGUST 7,
                                                        ENDED            2003*            ENDED            2003*
                                                     NOVEMBER 30,     TO MAY 31,       NOVEMBER 30,      TO MAY 31,
                                                         2004            2004              2004            2004
                                                     ------------     ------------     ------------     ------------
U.S. TREASURY FUND
Net asset value at beginning of
   period                                            $     1.0000     $     1.0000     $     1.0000     $     1.0000
                                                     ------------     ------------     ------------     ------------
Net investment income from
  investment operations                                    0.0044           0.0043           0.0054           0.0058
Less dividends from net investment
  income                                                  (0.0044)         (0.0043)         (0.0054)         (0.0058)
                                                     ------------     ------------     ------------     ------------
Net asset value at end of period                     $     1.0000     $     1.0000     $     1.0000     $     1.0000
                                                     ============     ============     ============     ============
Total Return                                                 0.44%            0.43%            0.54%            0.58%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions)                  $         --     $         --     $         --     $         --
Ratio of expenses to average net
  assets                                                     0.45%(a)         0.43%(a)         0.25%(a)         0.26%(a)
Ratio of net investment income to
  average net assets                                         0.88%(a)         0.54%(a)         1.08%(a)         0.71%(a)

                                                                              CLASS 12
                                                                    -----------------------------
                                                                     SIX MONTHS      FEBRUARY 24,
                                                                       ENDED            2004*
                                                                    NOVEMBER 30,      TO MAY 31,
                                                                        2004            2004
                                                                    ------------     ------------
U.S. TREASURY FUND
Net asset value at beginning of period                              $     1.0000     $     1.0000
                                                                    ------------     ------------
Net investment income from investment operations                          0.0061           0.0022
Less dividends from net investment income                                (0.0061)         (0.0022)
                                                                    ------------     ------------
Net asset value at end of period                                    $     1.0000     $     1.0000
                                                                    ============     ============
Total Return                                                                0.61%            0.22%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions)                                 $         --     $         --
Ratio of expenses to average net assets                                     0.12%(a)         0.12%(a)
Ratio of net investment income to average net assets                        1.21%(a)         0.83%(a)

                                                                                  CLASS 8
                                                               ----------------------------------------------
                                                                SIX MONTHS          YEAR            JUNE 7,
                                                                  ENDED            ENDED             2002*
                                                               NOVEMBER 30,       MAY 31,         TO MAY 31,
                                                                   2004            2004              2003
                                                               ------------     ------------     ------------
U.S TREASURY FUND
Net asset value at beginning of period                         $     1.0000     $     1.0000     $     1.0000
                                                               ------------     ------------     ------------
Net investment income from
  investment operations                                              0.0063           0.0091           0.0143
Less dividends from net investment income                           (0.0063)         (0.0091)         (0.0143)
                                                               ------------     ------------     ------------
Net asset value at end of period                               $     1.0000     $     1.0000     $     1.0000
                                                               ============     ============     ============
Total Return                                                           0.63%            0.91%            1.44%

RATIOS/SUPPLEMENTAL DATA
Net asset value at end of period (millions)                    $       36.7     $       45.9     $       10.4
Ratio of expenses to average net assets                                0.08%(a)         0.08%            0.08%(a)
Ratio of net investment income to
  average net assets                                                   1.26%(a)         0.90%            1.12%(a)

----------
*    Inception of Class Operations.
+ The Fund did not have assets as shown outstanding during the entire period indicated. Therefore, ratios were annualized based on the period that the class held assets and therefore was allocated income and expenses.
(a)  Annualized.
(b) Due to the voluntary waiver of certain expenses for certain Classes by RMCI, the net expense and net investment income ratios amounted to:

                                      SIX MONTHS
                                        ENDED                    YEARS ENDED MAY 31,
                                     NOVEMBER 30,    ------------------------------------------
                                         2004         2004     2003     2002     2001     2000
                                     ------------    ------------------------------------------
    U.S. TREASURY CLASS R
    Expense Ratio                            0.98%(a)  0.89%    1.00%    0.97%    0.99%    0.86%
    Net Investment Income                    0.36%(a)  0.09%    0.47%    1.64%    4.68%    4.26%

                                               PRIMARY FUND         U.S. GOVERNMENT FUND
                                                 CLASS R                   CLASS R
                                               ------------    -----------------------------
                                                                SIX MONTHS
                                                                  ENDED
                                                YEAR ENDED     NOVEMBER 30,     YEARS ENDED
                                               MAY 31, 2004        2004         MAY 31, 2004
                                               ------------    ------------     ------------
    Expense Ratio                                      0.99%           1.00%(a)         0.98%
    Net Investment Income                              0.10%           0.52%(a)         0.10%

                                 EXPENSE EXAMPLE

As a shareholder of a Fund, you incur two types of costs: (1) transaction/redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at June 1, 2004 and held for the entire period ending November 30, 2004.

ACTUAL EXPENSES
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return for any of the Funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                 BEGINNING ACCOUNT VALUE    ENDING ACCOUNT VALUE          EXPENSES PAID
                                       JUNE 1, 2004           NOVEMBER 30, 2004          DURING PERIOD*
                                 -----------------------   -----------------------   -----------------------
PRIMARY FUND CLASS R
Actual                           $              1,000.00   $                995.00   $                  5.00
Hypothetical                     $              1,000.00   $              1,020.00   $                  5.05

*  Expenses are equal to the
   Fund's annualized expense
   ratio of 1.00%, multiplied
   by the average account value
   over the period, multiplied
   by 183/366 (to reflect the
   one-half year period).

PRIMARY FUND CLASS 95
Actual                           $              1,000.00   $                995.25   $                  4.75
Hypothetical                     $              1,000.00   $              1,020.25   $                  4.80

*  Expenses are equal to the
   Fund's annualized expense
   ratio of 0.95%, multiplied
   by the average account value
   over the period, multiplied
   by 183/366 (to reflect the
   one-half year period).

                                 BEGINNING ACCOUNT VALUE    ENDING ACCOUNT VALUE          EXPENSES PAID
                                      JUNE 1, 2004            NOVEMBER 30, 2004          DURING PERIOD*
                                 -----------------------   -----------------------   -----------------------
PRIMARY FUND CLASS 75
Actual                           $              1,000.00   $                996.25   $                  3.75
Hypothetical                     $              1,000.00   $              1,021.25   $                  3.79

*  Expenses are equal to the
   Fund's annualized expense
   ratio of 0.75%, multiplied
   by the average account value
   over the period, multiplied
   by 183/366 (to reflect the
   one-half year period).

PRIMARY FUND CLASS 70
Actual                           $              1,000.00   $                996.50   $                  3.50
Hypothetical                     $              1,000.00   $              1,021.50   $                  3.54

*  Expenses are equal to the
   Fund's annualized expense
   ratio of 0.70%, multiplied
   by the average account value
   over the period, multiplied
   by 183/366 (to reflect the
   one-half year period).

PRIMARY FUND CLASS
  TREASURER'S TRUST
Actual                           $              1,000.00   $                997.00   $                  3.00
Hypothetical                     $              1,000.00   $              1,022.00   $                  3.03

*  Expenses are equal to the
   Fund's annualized expense
   ratio of 0.60%, multiplied
   by the average account value
   over the period, multiplied
   by 183/366 (to reflect the
   one-half year period).

PRIMARY FUND CLASS 45
Actual                           $              1,000.00   $                997.75   $                  2.25
Hypothetical                     $              1,000.00   $              1,022.75   $                  2.28

*  Expenses are equal to the
   Fund's annualized expense
   ratio of 0.45%, multiplied
   by the average account value
   over the period, multiplied
   by 183/366 (to reflect the
   one-half year period).

PRIMARY FUND CLASS 35
Actual                           $              1,000.00   $                998.25   $                  1.75
Hypothetical                     $              1,000.00   $              1,023.25   $                  1.77

*  Expenses are equal to the
   Fund's annualized expense
   ratio of 0.35%, multiplied
   by the average account value
   over the period, multiplied
   by 183/366 (to reflect the
   one-half year period).

PRIMARY FUND CLASS 25
Actual                           $              1,000.00   $                998.75   $                  1.25
Hypothetical                     $              1,000.00   $              1,023.75   $                  1.26

*  Expenses are equal to the
   Fund's annualized expense
   ratio of 0.25%, multiplied
   by the average account value
   over the period, multiplied
   by 183/366 (to reflect the
   one-half year period).

PRIMARY FUND CLASS 20
Actual                           $              1,000.00   $                999.00   $                  1.00
Hypothetical                     $              1,000.00   $              1,024.00   $                  1.01

*  Expenses are equal to the
   Fund's annualized expense
   ratio of 0.20%, multiplied
   by the average account value
   over the period, multiplied
   by 183/366 (to reflect the
   one-half year period).

PRIMARY FUND CLASS 15
Actual                           $              1,000.00   $                999.25   $                  0.75
Hypothetical                     $              1,000.00   $              1,024.25   $                  0.76

*  Expenses are equal to the
   Fund's annualized expense
   ratio of 0.15%, multiplied
   by the average account value
   over the period, multiplied
   by 183/366 (to reflect the
   one-half year period).

                                 BEGINNING ACCOUNT VALUE    ENDING ACCOUNT VALUE          EXPENSES PAID
                                      JUNE 1, 2004            NOVEMBER 30, 2004          DURING PERIOD*
                                 -----------------------   -----------------------   -----------------------
PRIMARY FUND CLASS 12
Actual                           $              1,000.00   $                999.40   $                  0.60
Hypothetical                     $              1,000.00   $              1,024.40   $                  0.61

*  Expenses are equal to the
   Fund's annualized expense
   ratio of 0.12%, multiplied
   by the average account value
   over the period, multiplied
   by 183/366 (to reflect the
   one-half year period).

PRIMARY FUND CLASS 8
Actual                           $              1,000.00   $                999.60   $                  0.40
Hypothetical                     $              1,000.00   $              1,024.60   $                  0.40

*  Expenses are equal to the
   Fund's annualized expense
   ratio of 0.08%, multiplied
   by the average account value
   over the period, multiplied
   by 183/366 (to reflect the
   one-half year period).

U.S. GOVERNMENT FUND CLASS R
Actual                           $              1,000.00   $                995.00   $                  5.00
Hypothetical                     $              1,000.00   $              1,020.00   $                  5.05

*  Expenses are equal to the
   Fund's annualized expense
   ratio of 1.00%, multiplied
   by the average account value
   over the period, multiplied
   by 183/366 (to reflect the
   one-half year period).

U.S. GOVERNMENT FUND CLASS
  TREASURER'S TRUST
Actual                           $              1,000.00   $                947.00   $                  3.00
Hypothetical                     $              1,000.00   $              1,022.00   $                  3.03

*  Expenses are equal to the
   Fund's annualized expense
   ratio of 0.60%, multiplied
   by the average account value
   over the period, multiplied
   by 183/366 (to reflect the
   one-half year period).

U.S. GOVERNMENT FUND CLASS 45
Actual                           $              1,000.00   $                997.75   $                  2.25
Hypothetical                     $              1,000.00   $              1,022.75   $                  2.28

*  Expenses are equal to the
   Fund's annualized expense
   ratio of 0.45%, multiplied
   by the average account value
   over the period, multiplied
   by 183/366 (to reflect the
   one-half year period).

U.S. GOVERNMENT FUND CLASS 25
Actual                           $              1,000.00   $                998.75   $                  1.25
Hypothetical                     $              1,000.00   $              1,023.75   $                  1.26

*  Expenses are equal to the
   Fund's annualized expense
   ratio of 0.25%, multiplied
   by the average account value
   over the period, multiplied
   by 183/366 (to reflect the
   one-half year period).

U.S. GOVERNMENT FUND CLASS 15
Actual                           $              1,000.00   $                999.25   $                  0.75
Hypothetical                     $              1,000.00   $              1,024.25   $                  0.76

*  Expenses are equal to the
   Fund's annualized expense
   ratio of 0.15%, multiplied
   by the average account value
   over the period, multiplied
   by 183/366 (to reflect the
   one-half year period).

U.S. GOVERNMENT FUND CLASS 12
Actual                           $              1,000.00   $                999.40   $                  0.60
Hypothetical                     $              1,000.00   $              1,024.40   $                  0.61

*  Expenses are equal to the
   Fund's annualized expense
   ratio of 0.12%, multiplied
   by the average account value
   over the period, multiplied
   by 183/366 (to reflect the
   one-half year period).

                                 BEGINNING ACCOUNT VALUE    ENDING ACCOUNT VALUE          EXPENSES PAID
                                      JUNE 1, 2004            NOVEMBER 30, 2004          DURING PERIOD*
                                 -----------------------   -----------------------   -----------------------
U.S. GOVERNMENT FUND CLASS 8
Actual                           $              1,000.00   $                999.60   $                  0.40
Hypothetical                     $              1,000.00   $              1,024.60   $                  0.40

*  Expenses are equal to the
   Fund's annualized expense
   ratio of 0.08%, multiplied
   by the average account value
   over the period, multiplied
   by 183/366 (to reflect the
   one-half year period).

U.S. TREASURY FUND CLASS R
Actual                           $              1,000.00   $                995.00   $                  5.00
Hypothetical                     $              1,000.00   $              1,020.00   $                  5.05

*  Expenses are equal to the
   Fund's annualized expense
   ratio of 1.00%, multiplied
   by the average account value
   over the period, multiplied
   by 183/366 (to reflect the
   one-half year period).

U.S. TREASURY FUND CLASS 75
Actual                           $              1,000.00   $                996.25   $                  3.75
Hypothetical                     $              1,000.00   $              1,021.25   $                  3.79

*  Expenses are equal to the
   Fund's annualized expense
   ratio of 0.75%, multiplied
   by the average account value
   over the period, multiplied
   by 183/366 (to reflect the
   one-half year period).

U.S. TREASURY FUND CLASS
  TREASURER'S TRUST
Actual                           $              1,000.00   $                997.00   $                  3.00
Hypothetical                     $              1,000.00   $              1,022.00   $                  3.03

*  Expenses are equal to the
   Fund's annualized expense
   ratio of 0.60%, multiplied
   by the average account value
   over the period, multiplied
   by 183/366 (to reflect the
   one-half year period).

U.S. TREASURY FUND CLASS 45
Actual                           $              1,000.00   $                997.75   $                  2.25
Hypothetical                     $              1,000.00   $              1,022.75   $                  2.28

*  Expenses are equal to the
   Fund's annualized expense
   ratio of 0.45%, multiplied
   by the average account value
   over the period, multiplied
   by 183/366 (to reflect the
   one-half year period).

U.S. TREASURY FUND CLASS 25
Actual                           $              1,000.00   $                998.75   $                  1.25
Hypothetical                     $              1,000.00   $              1,023.75   $                  1.26

*  Expenses are equal to the
   Fund's annualized expense
   ratio of 0.25%, multiplied
   by the average account value
   over the period, multiplied
   by 183/366 (to reflect the
   one-half year period).

U.S. TREASURY FUND CLASS 12
Actual                           $              1,000.00   $                999.40   $                  0.60
Hypothetical                     $              1,000.00   $              1,024.40   $                  0.61

*  Expenses are equal to the
   Fund's annualized expense
   ratio of 0.12%, multiplied
   by the average account value
   over the period, multiplied
   by 183/366 (to reflect the
   one-half year period).

U.S. TREASURY FUND CLASS 8
Actual                           $              1,000.00   $                999.60   $                  0.40
Hypothetical                     $              1,000.00   $              1,024.60   $                  0.40

*  Expenses are equal to the
   Fund's annualized expense
   ratio of 0.08%, multiplied
   by the average account value
   over the period, multiplied
   by 183/366 (to reflect the
   one-half year period).

                    AVAILABILITY OF PROXY VOTING INFORMATION

The day-to-day investment management decisions of each Fund are the responsibility of that Fund's investment adviser, Reserve Management Company, Inc. ("RMCI"). RMCI is primarily responsible for determining how to vote proxies with respect to companies in which the respective Fund invests and for the ongoing review and evaluation of its own proxy voting policies and corresponding compliance with applicable law.

RMCI's proxy voting policies and procedures, as well as information about how a particular proxy was voted, may be obtained without charge by calling 800-637-1700 to request a copy or by visiting the SEC's website at www.sec.gov. Information regarding how each Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2004 is available on the SEC's website or by calling the toll-free number listed above.

                  AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

[THE RESERVE FUNDS(R) LOGO]
"The World's First Money-Market Fund"(R)                      PRESORTED STANDARD
1250 Broadway, New York, NY 10001-3701                           U.S. POSTAGE
                                                                     PAID
                                                                   BRONX, NY
                                                                PERMIT NO. 8898

GENERAL INFORMATION AND 24-HOUR YIELD AND BALANCE INFORMATION
800-637-1700--www.reservefunds.com

This literature is not authorized for distribution to prospective investors unless preceded or accompanied by an appropriate current prospectus.

Distributor--Resrv Partners, Inc.     RF/SEMI-ANNUAL 11/04

[AMERICAN EXPRESS(R) LOGO]

AMERICAN EXPRESS
MONEY MARKET ACCOUNTS


STRATEGIST MONEY-MARKET FUND

SEMI-ANNUAL REPORT
NOVEMBER 30, 2004


OFFERED BY
THE RESERVE FUNDS

                 (This page has been left blank intentionally.)

                          STRATEGIST MONEY-MARKET FUND

              SCHEDULE OF INVESTMENTS-NOVEMBER 30, 2004 (UNAUDITED)

 PRINCIPAL                                                                                                      VALUE
  AMOUNT                                                                                                       (NOTE 1)
-----------                                                                                                  -----------
              REPURCHASE AGREEMENTS-99.2%

$ 10,400,000  Bear Stearns & Co., Inc., 2.07%, dated 11/30/2004, due 12/1/04, repurchase proceeds at maturity $10,400,598
              (collateralized by USTB 0% due 12/16/04 valued at $269,768, FHLB 0%
              due 7/1/15 valued at $10,340,000) (Cost $10,400,000)                                           $ 10,400,000
                                                                                                             ------------

              TOTAL INVESTMENTS (COST* $10,400,000)                                                   99.2%    10,400,000

              OTHER ASSETS, LESS LIABILITIES                                                           0.8         88,163
                                                                                                     -----   ------------
              NET ASSETS                                                                             100.0%  $ 10,488,163
                                                                                                     =====   ============
              NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE BASED ON 10,488,163
                SHARES OF BENEFICIAL INTEREST, $0.001 PAR VALUE OUTSTANDING:                                 $       1.00
                                                                                                             ============

   USTB -- United States Treasury Bills
   FHLB -- Federal Home Loan Bank

----------
           * The cost of investments for federal income tax purposes is the same as the cost for financial reporting purposes.

                          STRATEGIST MONEY-MARKET FUND

                       STATEMENT OF ASSETS AND LIABILITIES

                          NOVEMBER 30, 2004 (UNAUDITED)

ASSETS:
Investment in securities, at value (Cost* $10,400,000)                                                    $ 10,400,000
Cash                                                                                                            87,525
Deferred charges                                                                                                   549
Dividends receivable                                                                                               598
Prepaid expenses                                                                                                    59
                                                                                                          ------------
Total Assets                                                                                                10,488,731
                                                                                                          ------------
LIABILITIES:
Comprehensive management fee payable                                                                               568
                                                                                                          ------------
Total Liabilities                                                                                                  568
                                                                                                          ------------
NET ASSETS                                                                                                $ 10,488,163
                                                                                                          ============

NET ASSETS WERE COMPRISED OF:
   PAR VALUE                                                                                              $     10,488
   ADDITIONAL PAID-IN CAPITAL                                                                               10,477,675
                                                                                                          ------------
TOTAL NET ASSETS                                                                                          $ 10,488,163
                                                                                                          ============

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE BASED ON 10,488,163
 SHARES OF BENEFICIAL INTEREST, $.001 PAR VALUE OUTSTANDING:                                              $       1.00
                                                                                                          ============

           * The cost of the investments for federal income tax purposes is the same as the cost for financial reporting purposes.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                          STRATEGIST MONEY-MARKET FUND

                             STATEMENT OF OPERATIONS

             FOR THE SIX MONTHS ENDED NOVEMBER 30, 2004 (UNAUDITED)

INVESTMENT INCOME (Note 1):
   Interest                                                                                             $  77,888
                                                                                                        ---------
EXPENSES (Notes 2 and 3):
   Comprehensive management fee                                                                            43,058
   Distribution (12b-1) fee                                                                                10,764
   Interest expense                                                                                           468
   Trustees fees                                                                                               20
                                                                                                        ---------
     Total Expenses                                                                                        54,310
     Expenses waived                                                                                      (36,079)
                                                                                                        ---------
     Net Expenses                                                                                          18,231
                                                                                                        ---------

NET INVESTMENT INCOME, representing Net Increase in Net Assets from Investment Operations               $  59,657
                                                                                                        =========

                       STATEMENT OF CHANGES IN NET ASSETS

          FOR THE SIX MONTHS ENDED NOVEMBER 30, 2004 AND THE YEAR ENDED
                            MAY 31, 2004 (UNAUDITED)

                                                                               NOVEMBER 30, 2004       MAY 31, 2004
                                                                              ------------------    ------------------
CHANGES IN NET ASSETS FROM INVESTMENT OPERATIONS:
  Net investment income                                                       $           59,657    $           86,894
                                                                              ------------------    ------------------

DIVIDENDS PAID TO SHAREHOLDERS FROM (NOTE 1):
  Net investment income                                                                  (59,657)              (86,894)
                                                                              ------------------    ------------------

FROM CAPITAL SHARE TRANSACTIONS
  (at net asset value of $1.00 per share):
  Proceeds from sale of shares                                                         6,378,237            19,827,770
  Dividends reinvested                                                                    59,657                86,894
  Cost of shares redeemed                                                             (8,098,273)          (23,187,562)
                                                                              ------------------    ------------------
                                                                                      (1,660,379)           (3,272,898)
                                                                              ------------------    ------------------
  Net decrease in net assets                                                          (1,660,379)           (3,272,898)

NET ASSETS:
  Beginning of period                                                                 12,148,542            15,421,440
                                                                              ------------------    ------------------
  End of period                                                               $       10,488,163    $       12,148,542
                                                                              ==================    ==================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

(1)  SIGNIFICANT ACCOUNTING POLICIES:

     The Strategist Money-Market Fund, (the "Fund") a series of The Reserve Fund (the "Trust"), is registered under the Investment Company Act of 1940, as amended (the "Investment Company Act"), as a non-diversified, open-end management investment company. At times, the Fund may invest substantially all of its assets in shares of the Reserve Primary Fund ("Primary Fund") which is also a series of the Trust. The policies summarized below are consistently followed in the preparation of the Fund's financial statements in conformity with generally accepted accounting principles.

     A. The Trust's authorized shares of beneficial interest are unlimited and are divided into seven (7) series (funds): Primary Fund, U.S. Government Fund, U.S. Treasury Fund, Primary II Fund, U.S. Government II Fund, U.S. Treasury II Fund and the Fund. These financial statements and notes apply only to the Fund.

     B. Investments in the Class 8 shares of the Primary Fund are valued at Net Asset Value. Other securities are valued at amortized cost, which approximates market value. The amortized cost method values a security at cost plus accrued interest at the time of purchase, and thereafter assumes a constant amortization to maturity of any discount or premium, irrespective of intervening changes in interest rates or market values. For purposes of compliance with Rule 2a-7 of the Investment Company Act, and for computing the portfolio's weighted average life to maturity, the maturity of floating or variable rate instruments in which the Fund may invest are deemed to be for floating rate instruments (1) the notice period required before the Fund is entitled to receive payment of the principal amount of the instrument, and for variable rate instruments the longer of
     (1) above or (2) the period remaining until the instrument's next interest rate adjustment.

     C. It is the policy of the Fund to comply with Subchapter M of the Internal Revenue Code and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

     D. Security transactions are recorded on a trade date basis, interest income is accrued daily, security premium or discount is amortized or accreted daily and dividend income is recognized on the ex-dividend date. Net investment income is distributed to shareholders daily and automatically reinvested in additional Fund shares unless the shareholder has elected in writing to receive cash.

     E. The Fund may enter into repurchase agreements with financial institutions and securities dealers who are deemed creditworthy pursuant to guidelines established by the Fund's Board of Trustees. The Fund's investment adviser, Reserve Management Company, Inc. ("RMCI" or the "Investment Adviser"), follows procedures intended to provide that all repurchase agreements are at least 100% collateralized as to principal and interest. However, in the event of default or bankruptcy by a seller, realization and/or retention of such collateral may be subject to legal proceedings. The Fund's custodians hold the underlying securities that are subject to repurchase agreements.

     F. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the dates of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates.

(2)  MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

     Pursuant to an investment management agreement (the "Agreement") between RMCI and the Trust on behalf of the Fund, RMCI serves as the Fund's investment adviser subject to the policies adopted by the Board of Trustees. Under the Agreement, RMCI is responsible for the supervision of the day-to-day operations, managing the Fund's investments, effecting purchases and sales thereof, and absorbing certain promotional expenses. For its services as investment adviser RMCI receives a comprehensive management fee, which is accrued daily at the annual rate of 0.80% of the average daily net assets of the Fund. Shareholders do not pay comprehensive management fees of both the Fund and Primary Fund. The comprehensive management fees incurred at the Fund level are reduced by the amount of the comprehensive management fees incurred by the Primary Fund. The comprehensive management fee includes the investment advisory fee, as well as all administrative and customary operating expenses of the Fund, shareholder liaison services (such as, responding to customer inquires and providing information on their investments), recordkeeping charges, accounting expenses, transfer agent costs and the expenses of preparing, printing and mailing shareholder reports and prospectuses. Excluded from the definition of customary operating expenses are: interest charges, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and other extraordinary expenses, payments under the Trust's Distribution Plan and the fees of the Trustees of the Trust, who are not interested persons, as defined in the Investment Company Act (the "non-interested Trustees"), for which each series of the Trust pays its direct or allocated share. For the period ended November 30, 2004, RMCI voluntarily waived a portion of its fee amounting to $25,315. Certain Trustees and Officers of the Trust and the Fund are also Officers of RMCI.

(3)  DISTRIBUTION ASSISTANCE:

     The Trust, on behalf of the Fund, has adopted a Rule 12b-1 Distribution Plan and entered into a Distribution Agreement with Resrv Partners, Inc., an affiliate of RMCI, which allows the Fund to pay distribution fees for certain shareholder services and for the sale and distribution of its shares. The distribution fee is 0.20% per year of the Fund's average net assets. The Plan requires RMCI to pay at least an equivalent amount from its own resources. For the period ended November 30, 2004, the Fund accrued $10,764 in distribution fees of which $10,764 was voluntarily waived.

(4)  CONCENTRATION OF INVESTORS:

     The Fund is currently used primarily as a vehicle into which cash balances of customers of American Express are invested.

(5)  FINANCIAL HIGHLIGHTS:

     Contained below is per share operating performance data for a share of beneficial interest of the Fund for each of the periods as indicated.

                                             SIX MONTHS
                                               ENDED                                  YEARS ENDED MAY 31,
                                            NOVEMBER 30,       ------------------------------------------------------------------
                                                2004              2004          2003          2002          2001          2000
                                            ------------       ----------    ----------    ----------    ----------    ----------
     Net asset value at beginning of period $     1.0000       $   1.0000    $   1.0000    $   1.0000    $   1.0000    $   1.0000
                                            ------------       ----------    ----------    ----------    ----------    ----------
     Net investment income from investment
      operations                                  0.0057           0.0066        0.0123        0.0232        0.0579        0.0550
     Less dividends from net investment
      income                                     (0.0057)         (0.0066)      (0.0123)      (0.0232)      (0.0579)      (0.0550)
                                            ------------       ----------    ----------    ----------    ----------    ----------
     Net asset value at end of period       $     1.0000       $   1.0000    $   1.0000    $   1.0000    $   1.0000    $   1.0000
                                            ============       ==========    ==========    ==========    ==========    ==========
     Total Return                                   0.57%            0.66%         1.24%         2.36%         5.78%         5.50%

     RATIOS/SUPPLEMENTAL DATA

     Net assets end of period (millions)    $       10.5       $     12.1    $     15.4    $     20.1    $     27.4    $     42.3
     Ratio of expenses to average net
      assets                                        1.01%(a)*        0.96%*        1.00%*        1.01%*        1.01%*        1.00%*
     Ratio of net investment income to
      average net assets                            0.44%(a)         0.06%         0.63%         1.78%         5.19%         4.61%
     Ratio of expenses to average net
      assets net of fee waivers                     0.34%(a)*        0.36%*        0.40%*        0.41%*        0.41%*        0.40%*
     Ratio of net investment income to
      average net assets net of fee
      waivers                                       1.11%(a)         0.66%         1.23%         2.38%         5.79%         5.21%

----------
*    Does not include expenses of the Reserve Primary Fund Class 8.
(a)  Annualized.

                                 EXPENSE EXAMPLE

As a shareholder of a Fund, you incur two types of costs: (1) transaction/redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at June 1, 2004 and held for the entire period ending November 30, 2004.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return for any of the Funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                             BEGINNING ACCOUNT VALUE   ENDING ACCOUNT VALUE
                                                  JUNE 1, 2004           NOVEMBER 30, 2004    EXPENSES PAID DURING PERIOD+
                                             -----------------------   --------------------   ----------------------------
STRATEGIST MONEY-MARKET FUND
Actual                                             $  1,000.00             $     994.95                 $   5.05
Hypothetical                                       $  1,000.00             $   1,019.95                 $   5.10

   + Expenses are equal to the Fund's annualized expense ratio of 1.01%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

                    AVAILABILITY OF PROXY VOTING INFORMATION

The day-to-day investment management decisions of the Fund are the responsibility of the Fund's investment adviser, RMCI. RMCI is primarily responsible for determining how to vote proxies with respect to companies in which the Fund invests and for the ongoing review and evaluation of its own proxy voting policies and corresponding compliance with applicable law.

RMCI's proxy voting policies and procedures, as well as information about how a particular proxy was voted, may be obtained without charge by calling 800-637-1700 to request a copy or by visiting the SEC's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2004 is available on the SEC's website or by calling the toll-free number listed above.

                  AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

[AMERICAN EXPRESS(R) LOGO]

FOR YIELD AND BALANCE INFORMATION CALL
800-297-7378

This literature is not authorized for distribution to prospective investors unless preceded or accompanied by an appropriate current prospectus.

Distributor--Resrv Partners, Inc.

RF/STR SEMI-ANNUAL REPORT 11/04
the Quaker(R) Reserve
Money Market Account

offered by
The Reserve Funds




Semi-Annual Report

November 30, 2004



Quaker Reserve Money-Market I
Quaker Reserve Money-Market II

                                THE RESERVE FUND
                             RESERVE PRIMARY II FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                          NOVEMBER 30, 2004 (UNAUDITED)

ASSETS:
Investment in Reserve Primary Fund - Class 8 (731,621 shares; Cost* $731,621)     $  731,621
Dividends receivable from affiliate                                                       38
                                                                                  ----------
Total Assets                                                                         731,659
                                                                                  ----------

LIABILITIES:
Comprehensive management fee payable                                                      14
Distribution (12b-1) fee payable                                                          17
                                                                                  ----------
Total Liabilities                                                                         31
                                                                                  ----------

NET ASSETS                                                                        $  731,628
                                                                                  ==========

NET ASSETS WERE COMPRISED OF**:
   PAR VALUE                                                                      $      731
   ADDITIONAL PAID-IN CAPITAL                                                        730,897
                                                                                  ----------
TOTAL NET ASSETS                                                                  $  731,628
                                                                                  ==========

   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE OF EACH CLASS
   BASED ON SHARES OF BENEFICIAL INTEREST, $.001 PAR VALUE OUTSTANDING, AND
   EQUIVALENT TO THE NET ASSETS OF EACH CLASS:

   170,068 SHARES - CLASS QUAKER I                                                $     1.00
                                                                                  ==========

   561,560 SHARES - CLASS QUAKER II                                               $     1.00
                                                                                  ==========

* The cost of the investments for federal income tax purposes is the same as the cost for financial reporting purposes.
** The tax basis of the Fund's assets is the same as the basis for financial reporting.

SEE NOTES TO FINANCIAL STATEMENTS.

                             STATEMENT OF OPERATIONS
             FOR THE SIX MONTHS ENDED NOVEMBER 30, 2004 (UNAUDITED)

INVESTMENT INCOME (Note 1):
  Dividends from Reserve Primary Fund                                             $    4,938
                                                                                  ----------

EXPENSES (Note 2):
  Comprehensive management fee                                                         2,429
  Distribution (12b-1) fee:
    Class Quaker I                                                                       293
    Class Quaker II                                                                    2,522
                                                                                  ----------
Total expenses before waiver                                                           5,244
Expenses waived (Note 2)                                                                (801)
                                                                                  ----------
Net Expenses                                                                           4,443
                                                                                  ----------

NET INVESTMENT INCOME, representing Net Increase in Net Assets from
  Investment Operations                                                           $      495
                                                                                  ==========

                       STATEMENT OF CHANGES IN NET ASSETS
  FOR THE SIX MONTHS ENDED NOVEMBER 30, 2004 AND THE PERIOD ENDED MAY 31, 2004*
                                   (UNAUDITED)

                                                                           NOVEMBER 30,      MAY 31,
                                                                               2004           2004*
                                                                           ------------   ------------
INCREASE IN NET ASSETS FROM INVESTMENT OPERATIONS:
  Net investment income                                                    $        495   $        105
                                                                           ------------   ------------

DIVIDENDS PAID TO SHAREHOLDERS FROM (Note 1):
  Net investment income:
   Class Quaker I                                                                  (388)           (86)
   Class Quaker II                                                                 (107)           (19)
                                                                           ------------   ------------
                                                                                   (495)          (105)
                                                                           ------------   ------------

FROM CAPITAL SHARE TRANSACTIONS (at net asset value of $1.00 per share):
  Proceeds from sale of Class Quaker I shares                                   174,998        243,816
  Proceeds from sale of Class Quaker II shares                                  103,733        666,129
  Dividends reinvested - Class Quaker I Shares                                      388             86
  Dividends reinvested - Class Quaker II Shares                                     107             19
  Cost of shares redeemed Class Quaker I shares                                (236,902)       (12,318)
  Cost of shares redeemed Class Quaker II shares                                (18,944)      (189,484)
                                                                           ------------   ------------
                                                                                 23,380        708,248
                                                                           ------------   ------------
  Net increase in net assets                                                     23,380        708,248

NET ASSETS:
  Beginning of period                                                           708,248              -
                                                                           ------------   ------------
  End of period                                                            $    731,628   $    708,248
                                                                           ============   ============

* For the period November 5, 2003 (commencement of operations) to May 31, 2004.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

(1)  SIGNIFICANT ACCOUNTING POLICIES:

     The Reserve Primary II Fund (the "Fund"), a series of The Reserve Fund (the "Trust"), is registered under the Investment Company Act of 1940, as amended (the "Investment Company Act"), as an open-end investment company. The Fund invests all of its assets in Class 8 shares of the Reserve Primary Fund (the "Primary Fund"). The policies summarized below are consistently followed in the preparation of its financial statements in conformity with generally accepted accounting principles.

     A. The Trust's authorized shares of beneficial interest are unlimited and are divided into seven (7) series (funds): Primary Fund, U.S. Government Fund, U.S. Treasury Fund, Primary II Fund, U.S. Government II Fund, U.S Treasury II Fund, and Strategist Money-Market Fund. These financial statements and notes apply only to two classes of the Fund, Quaker Reserve Money-Market I ("QRI") and Quaker Reserve Money-Market II ("QRII").

     B. Investments are valued at the net asset value of the Primary Fund.

     C. It is the policy of the Fund to comply with Subchapter M of the Internal Revenue Code and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

     D. Security transactions are recorded on a trade date basis. Interest income is accrued daily and security premium or discount is amortized or accreted daily. The Fund allocates investment income and fund level expenses (expenses other than the comprehensive management fee and distribution fee) on a daily basis based upon the relative proportion of net assets of each class. Net investment income is distributed to shareholders daily and automatically reinvested in additional Fund shares, unless the shareholder has elected in writing to receive cash.

     E. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the dates of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates.

(2)  MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

     Pursuant to an investment management agreement (the "Agreement") between Reserve Management Company, Inc. ("RMCI") and the Trust on behalf of the Fund, RMCI serves as the Fund's Investment Adviser subject to the policies adopted by the Board of Trustees. Under the Agreement, RMCI is responsible for the supervision of the day-to-day operations, managing the Fund's investments, effecting purchases and sales thereof, and absorbing certain promotional expenses. For its services as Investment Adviser RMCI receives a comprehensive management fee, which is accrued daily at the annual rate of 0.80% of the average daily net assets of the Fund. Shareholders do not pay comprehensive management fees at both the Fund and Primary Fund levels. The comprehensive management fees incurred at the Fund level are reduced by the comprehensive management fees incurred by the Primary Fund. The comprehensive management fee includes the advisory fee, as well as all administrative and customary operating expenses of the Fund, as well as shareholder liaison services (such as, responding to customer inquires and providing information on their investments), recordkeeping charges, accounting expenses and transfer agent cost. Excluded from the definition of administrative and customary operating expenses are: interest charges, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and expenses, other extraordinary expenses, payments under the Trust's Distribution Plan and the fees of the disinterested Trustees, for which the Fund pays its direct or allocated share. Certain Trustees and Officers of the Trust and Fund are also Officers of RMCI.

     DISTRIBUTION ASSISTANCE:

     The Trust, on behalf of the Fund has adopted a Rule 12b-1 Distribution Plan (the "Distribution Plan") and has entered into a Distribution Agreement with Resrv Partners, Inc., an affiliate of RMCI, which allows the Fund to pay distribution fees for certain shareholder services and for expenses related to the sale and distribution of its shares. The maximum level of distribution expenses is 0.25% and 1.00% of the average net assets, of Class QRI and Class QRII, respectively, per year. The Distribution Plan requires RMCI to pay at least an equivalent amount from its own resources. For the six months ended November 30, 2004, the Fund accrued $2,815 in distribution fees of which $801 was voluntarily waived.

(3)  CONCENTRATION OF INVESTORS:

     The Fund is currently used primarily as a vehicle into which cash balances of customers of the Quaker Funds are invested.

                                 EXPENSE EXAMPLE

As a shareholder of a Fund, you incur two types of costs: (1) transaction/redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at June 1, 2004 and held for the entire period ending November 30, 2004.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return for any of the Funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                          BEGINNING ACCOUNT VALUE         ENDING ACCOUNT VALUE
                                                JUNE 1, 2004                NOVEMBER 30, 2004       EXPENSES PAID DURING PERIOD*
                                          -----------------------         --------------------      ----------------------------
QUAKER I RESERVE - MONEY MARKET

Actual                                    $              1,000.00         $             995.14      $                       4.86

Hypothetical                              $              1,000.00         $           1,020.08      $                       4.92

* Expenses are equal to the Fund's
annualized expense ratio of .97%,
multiplied by the average account value
over the period, multiplied by 183/366
(to reflect the one-half year period).

QUAKER II RESERVE - MONEY MARKET

Actual                                    $              1,000.00         $             991.38      $                       8.62

Hypothetical                              $              1,000.00         $            1,016.27     $                       8.73

* Expenses are equal to the Fund's
annualized expense ratio of 1.72%,
multiplied by the average account value
over the period, multiplied by 183/366
(to reflect the one-half year period).

                    AVAILABILITY OF PROXY VOTING INFORMATION

The day-to-day investment management decisions of each Fund are the responsibility of that Fund's investment adviser, RMCI. RMCI is primarily responsible for determining how to vote proxies with respect to companies in which the respective Fund invests and for the ongoing review and evaluation of its own proxy voting policies and corresponding compliance with applicable law.

RMCI's proxy voting policies and procedures, as well as information about how a particular proxy was voted, may be obtained without charge by calling 800-637-1700 to request a copy or by visiting the SEC's website at www.sec.gov. Information regarding how each Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2004 is available on the SEC's website or by calling the toll-free number listed above.

                  AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

the Quaker Reserve
Money Market Account

offered by
The Reserve Funds


Semi-Annual Report

November 30, 2004


Quaker Reserve Money-Market I
Quaker Reserve Money-Market II

This literature is not authorized for distribution to prospective investors unless preceded or accompanied by an appropriate current prospectus.

The Quaker Reserve Money Market Account is offered by The Reserve Funds through Citco-Quaker Fund Services, Inc. Shares offered are shares of The Reserve Funds.


The Quaker Funds
www.quakerfunds.com
800.220.8888


Distributor - Resrv Partners, Inc.
QMSA 113004
11/04

ITEM 2.  CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable, as the schedule of investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATES.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "Act") as of a date within 90 days of the filing of this report, the Chairman (principal executive officer) and Treasurer (principal financial officer) of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported within the required time periods and is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) Certification of chief executive officer and chief financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as
Exhibit 99.CERT.

(b) Certification of chief executive officer and chief financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached as Exhibit 99.906CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


The Reserve Fund

By:  /s/ Bruce R. Bent
     -----------------
     Name: Bruce R. Bent
     Title: Chairman and CEO

Date: February 3, 2005


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:  /s/ Bruce R. Bent
     -----------------
     Name: Bruce R. Bent
     Title: Chairman and CEO

Date: February 3, 2005


By:   /s/ Arthur T. Bent III
      ----------------------
      Name: Arthur T. Bent III
      Title: Treasurer (Principal Financial Officer)

Date: February 3, 2005